JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.3% (a)
Alabama — 4.4%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025	95	96
Alabama Federal Aid Highway Finance Authority
Series 2015, Rev., 4.00%, 9/1/2024 (b)	35	35
Series 2015, Rev., 5.00%, 9/1/2024 (b)	320	321
Series A, Rev., 5.00%, 9/1/2024 (b)	315	316
Series B, Rev., 5.00%, 9/1/2024 (b)	180	180
Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	695	718
Alabama Special Care Facilities Financing Authority-Birmingham Rev., 5.00%, 6/1/2025	300	304
Alabaster Board of Education, Alabama Special Tax Series 2014A, AGM, 4.00%, 9/1/2024 (b)	150	150
Alabaster Board of Education, Special Tax Series 2014A, AGM, 5.00%, 9/1/2024 (b)	70	70
Birmingham Airport Authority
Rev., 5.00%, 7/1/2024	150	150
Rev., 5.00%, 7/1/2026	225	232
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.24%, 6/13/2024 (c)	19,685	19,238
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.97%, 6/7/2024 (c)	25,450	25,574
City of Birmingham Series B, GO, 5.00%, 9/1/2024 (b)	95	95
City of Enterprise GO, 5.00%, 10/1/2024 (b)	110	110
City of Huntsville, Warrants
Series 2014C, GO, 5.00%, 9/1/2024	40	40
Series 2020 B, GO, 5.00%, 9/1/2024	125	125
Series 2015, Rev., 5.00%, 11/1/2024	400	402
City of Oxford, Warrants Series 2015A, GO, 5.00%, 9/1/2024 (b)	50	50
County of Baldwin GO, 5.00%, 11/1/2024 (b)	165	166
County of Jefferson Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,301
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (d)	4,750	4,589
Prattville Industrial Development Board, International Paper Co., Project
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	450	447
Series 2019C, Rev., 2.00%, 10/1/2024 (d)	430	427
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (d)	2,670	2,603
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., VRDO, 4.00%, 6/1/2024 (d)	10,515	10,515
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.38%, 6/7/2024 (c)	10,000	10,022
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	26
University of West Alabama, General Fee Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		78,452
Alaska — 2.2%
Alaska Housing Finance Corp., State Capital Project Series 2015A, Rev., 5.00%, 6/1/2025 (b)	335	340
Alaska Municipal Bond Bank Authority
Series 2014 Series-3, Rev., 5.00%, 10/1/2024 (b)	555	557
Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	150	150
Rev., 5.25%, 9/1/2027	1,400	1,426

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Alaska — continued
City of Valdez, Phillips Trans Alaska Project
Series 1994A, Rev., VRDO, 2.66%, 6/12/2024 (d)	23,100	23,100
Series 2002, Rev., VRDO, 2.66%, 6/12/2024 (d)	12,200	12,200
Municipality of Anchorage Series 2021 A, GO, 5.00%, 9/1/2024	225	226
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	75	75
State of Alaska International Airports System Series 2016 A, Rev., 5.00%, 10/1/2024	155	156
University of Alaska Series V-1, Rev., 5.00%, 10/1/2024	800	801
Total Alaska		39,057
Arizona — 2.5%
Arizona Board of Regents
Series 2014, Rev., 5.00%, 8/1/2024	400	401
COP, 5.00%, 6/1/2025	30	31
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals
Series 2014A, Rev., 5.00%, 12/1/2025	125	126
Series 2014A, Rev., 5.00%, 12/1/2026	240	241
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	159
Arizona State University Energy Management LLC Rev., 4.50%, 7/1/2024	500	500
Arizona Water Infrastructure Finance Authority Series 2014A, Rev., 5.00%, 10/1/2024	110	110
City of Chandler Series 2014, GO, 4.00%, 7/1/2025	45	45
City of Mesa Series 2017, Rev., 4.00%, 7/1/2025	75	75
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	35	37
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025	75	76
Series 2014B, Rev., 5.00%, 7/1/2027	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	335
County of Pima COP, 5.00%, 7/1/2027	40	42
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project Series 2018A, Rev., 5.00%, 7/1/2024	200	200
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (d)	9,705	9,740
Series 2016 A, Rev., 5.00%, 1/1/2026	150	153
Series 2019 D, Rev., 5.00%, 5/15/2026 (d)	1,000	1,021
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,690
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (d)	250	260
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	175
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	524
Salt River Project Agricultural Improvement and Power District Series 2019 A, Rev., 5.00%, 1/1/2027	385	401
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,310
State of Arizona
COP, 5.00%, 9/1/2024 (b)	715	717
COP, 5.00%, 9/1/2024	440	441
Total Arizona		44,980
Arkansas — 0.1%
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2024	75	75
Pulaski County Public Facilities Board, Baptist Health Series 2014, Rev., 5.00%, 12/1/2024 (b)	255	256

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	40	40
University of Arkansas, Fayetteville Campuenter Facility Project
Series 2015A, Rev., 5.00%, 11/1/2024 (b)	375	377
Series 2017, Rev., 5.00%, 11/1/2024	40	40
University of Arkansas, Various Facility UALR Campus Series 2016, Rev., 5.00%, 10/1/2024	100	101
University of Arkansas, Various Facility UAMS Campus Series 2019 A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	226
Series 2020A, Rev., 5.00%, 11/1/2027	200	208
Total Arkansas		1,349
California — 0.9%
Anaheim Housing and Public Improvements Authority Series 2017 A, Rev., 5.00%, 10/1/2024	125	126
Antelope Valley Community College District Series 2015, GO, 5.00%, 2/15/2025 (b)	75	76
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 5.29%, 6/7/2024 (c)	5,000	4,983
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 4.00%, 10/1/2024 (b)	45	45
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013A, Rev., 5.00%, 7/1/2024	20	20
Series 2016B-2, Rev., 4.00%, 10/1/2024 (d)	505	504
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (d) (e)	5,400	5,400
California State University Series 2014A, Rev., 5.00%, 11/1/2024 (b)	20	20
California State University, Systemwide Series 2014A, Rev., 5.00%, 11/1/2024 (b)	145	146
City of Los Angeles Series 2017 B, GO, 5.00%, 9/1/2024 (b)	30	30
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of San Francisco Public Utilities Commission Water Series 2017 A, Rev., 5.00%, 11/1/2024 (b)	95	95
City of Vernon, Electric System
Series 2021 A, Rev., 5.00%, 10/1/2024	1,250	1,253
Series 2021 A, Rev., 5.00%, 10/1/2027	25	26
Series 2021 A, Rev., 5.00%, 4/1/2028	75	78
Golden State Tobacco Securitization Corp. Series 2017 A-1, Rev., 5.00%, 6/1/2026 (b)	90	93
La Quinta Redevelopment Agency Successor Agency Series 2014A, Rev., 5.00%, 9/1/2024 (b)	350	350
Long Beach Community College District Series 2014 E, GO, 5.00%, 11/1/2024 (b)	40	40
Modesto Irrigation District Series 2019 B, Rev., 5.00%, 10/1/2024	100	100
Palomar Community College District Series 2015, GO, 5.00%, 5/1/2025 (b)	35	36
Pasadena Area Community College District Series 2014A, GO, 5.00%, 8/1/2024	45	45
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (d)	140	142
San Jose Evergreen Community College District
Series A, GO, 5.00%, 9/1/2024 (b)	75	75
Series C, GO, 5.00%, 9/1/2024 (b)	30	30
San Mateo County Community College District Series 2014, GO, 5.00%, 9/1/2024 (b)	40	40
State of California, Various Purpose
GO, 5.00%, 12/1/2027	2,205	2,329
GO, 5.00%, 10/1/2028	30	30
Stockton Public Financing Authority Series 2018 A, Rev., 5.00%, 10/1/2024	200	201
Suisun-Solano Water Authority Series 2016, Rev., 5.00%, 9/1/2024 (b)	25	25
University of California Series 2015I, Rev., 5.00%, 5/15/2029	40	41

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Vacaville Unified School District
Series 2014, GO, 5.00%, 8/1/2024 (b)	65	65
Series B, GO, 5.00%, 8/1/2024 (b)	40	40
Total California		16,559
Colorado — 1.0%
Board of Governors of Colorado State University System Series E-1, Rev., 5.00%, 3/1/2025 (b)	100	101
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2014A, GO, 5.00%, 12/15/2025	35	35
Boulder Larimer and Weld Counties St Vrain Valley School District Re1J Series 2016 C, GO, 5.00%, 12/15/2025	20	21
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	723
Series 2024B, GO, 5.00%, 8/1/2026	600	620
City and County of Denver Airport System
Series 2022C, Rev., 5.00%, 11/15/2024	25	25
Series 2022C, Rev., 5.00%, 11/15/2025	40	41
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,551
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,227
City of Colorado Springs Utilities System Series A-1, Rev., 5.00%, 11/15/2024	25	25
City of Westminster COP, 4.00%, 12/1/2024	110	110
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	35	35
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Series 2014E, Rev., 5.00%, 11/15/2024	25	25
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	765	776
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	810	831
Colorado Health Facilities Authority, CommonSpirit Health Series 2019 A-2, Rev., 5.00%, 8/1/2028	25	26
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2024	430	432
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (d)	300	315
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	35	35
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	225	228
Series 2017, Rev., 5.00%, 6/1/2027 (b)	40	42
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2024	40	40
Colorado State Education Loan Program Series 2023A, Rev., TRAN, 5.00%, 6/28/2024	90	90
Colorado Water Resources and Power Development Authority, Clean water Series 2016 B, Rev., 5.00%, 9/1/2024	25	25
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	40	41
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 3.92%, 6/7/2024 (c)	5,000	4,994
El Paso County School District No. 12 Cheyenne Mountain Series 2015, GO, 5.00%, 9/15/2024 (b)	30	30
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2024	35	35
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2024	150	150
Series 2020A, Rev., 5.00%, 1/15/2025	185	186
Series 2020A, Rev., 3.00%, 1/15/2026	110	108
Series 2020A, Rev., 5.00%, 7/15/2026	225	230
Regional Transportation District, Fastracks Project, Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	20	21
State of Colorado
Series 2020A, COP, 5.00%, 9/1/2024	65	65
COP, 5.00%, 11/1/2024	155	156

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2017K, COP, 5.00%, 3/15/2025	35	36
Series 2018L, COP, 5.00%, 3/15/2025	380	384
Series 2017K, COP, 5.00%, 3/15/2026	30	31
Series 2018 L, COP, 5.00%, 3/15/2026	50	52
COP, 5.00%, 9/1/2027	25	26
Series 2018 L, COP, 4.00%, 3/15/2029	20	20
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2027	50	52
University of Colorado, Hospital Authority Series 2019C, Rev., 5.00%, 11/15/2024 (d)	100	100
Total Colorado		18,096
Connecticut — 1.0%
City of Danbury Series 2024, GO, BAN, 5.00%, 9/24/2024 (e)	8,400	8,422
City of New Haven Series A, GO, AGM, 5.00%, 8/1/2024 (b)	20	20
Connecticut State Health and Educational Facilities Authority Series L, Rev., 4.00%, 11/1/2024	50	50
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2024	300	300
Series L-1, Rev., 4.00%, 7/1/2026	350	349
Connecticut State Health and Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 7/1/2026	120	120
Greater New Haven Water Pollution Control Authority Series 2014B, Rev., 5.00%, 8/15/2024 (b)	50	50
Hartford County Metropolitan District Clean Water Project Series 2014A, Rev., 5.00%, 11/1/2024 (b)	80	80
South Central Connecticut Regional Water Authority Series A, Rev., 5.00%, 8/1/2024 (b)	70	70
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,065
Series 2018 E, GO, 5.00%, 9/15/2024	60	60
Series 2022D, GO, 5.00%, 9/15/2024	100	100
GO, 5.00%, 4/15/2025	150	152
Series F, GO, 5.00%, 11/15/2026	20	20
Series G, GO, 5.00%, 11/15/2028	30	30
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2015A, Rev., 5.00%, 3/1/2025	35	35
Series 2015A, Rev., 5.00%, 3/1/2026	40	41
State of Connecticut, Special Tax
Series A, Rev., 5.00%, 8/1/2024	40	40
Series A, Rev., 5.00%, 9/1/2024	1,885	1,891
Series 2021D, Rev., 5.00%, 11/1/2024	350	352
Series 2021D, Rev., 5.00%, 11/1/2026	100	104
Series B, Rev., 5.00%, 9/1/2028	140	144
Town of Wolcott GO, BAN, 4.25%, 2/11/2025	4,500	4,508
University of Connecticut
Series 2019 A, Rev., 5.00%, 11/1/2024	105	106
Series 2020A, Rev., 5.00%, 2/15/2025	40	40
Total Connecticut		18,149
Delaware — 0.3%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (d)	6,000	5,794
Delaware State Health Facilities Authority, Christiana Health Care System Series 2020 A, Rev., 5.00%, 10/1/2024	20	20
Total Delaware		5,814

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 0.4%
District of Columbia Series 2021 E, GO, 5.00%, 2/1/2025	50	50
District of Columbia Housing Finance Agency, Multifamily Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	4,100	4,148
District of Columbia Income Tax
Series 2019 C, Rev., 5.00%, 10/1/2024	135	136
Series 2020 C, Rev., 5.00%, 5/1/2025	20	20
District of Columbia Water and Sewer Authority
Series 2018 B, Rev., 5.00%, 10/1/2024	85	85
Series B, Rev., 5.00%, 10/1/2024	75	75
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	55	56
Series 2015, Rev., 5.00%, 7/15/2026	100	102
Series 2015, Rev., 5.00%, 7/15/2027	50	51
Series 2015, Rev., 5.00%, 7/15/2028	170	172
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	102
District of Columbia, National Public Radio Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	26
Metropolitan Washington Airports Authority Dulles, Toll Road, Second Senior Lien Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	2,200	2,171
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2025	90	91
Series 2017B, Rev., 5.00%, 7/1/2027	130	136
Series A-1, Rev., 5.00%, 7/1/2028	375	391
Total District of Columbia		7,812
Florida — 3.6%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	65	68
Brevard County School District Series 2014, COP, 5.00%, 7/1/2027	225	225
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	25	25
Series 2019B, Rev., 5.00%, 7/1/2026	40	41
Series 2016 B, Rev., 5.00%, 7/1/2028	110	113
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2024	75	75
Series 2017 A, Rev., 5.00%, 10/1/2028	215	225
Series B, Rev., 5.00%, 10/1/2029	230	231
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2024	375	377
Series 2022A, Rev., 5.00%, 10/1/2024	300	301
Series 2023 A, Rev., 5.00%, 10/1/2024	410	412
Series 2023B, Rev., 5.00%, 10/1/2024	130	131
Series B, Rev., 5.00%, 10/1/2024 (b)	60	60
Series 2015, Rev., 5.00%, 10/1/2027	325	330
City of Lakeland, Capital Improvement Series 2021 A, Rev., 4.00%, 10/1/2024	250	250
City of Lakeland, Department of Electric Utilities Series 2016, Rev., 5.00%, 10/1/2024	150	151
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	65	68
City of St Petersburg Public Utility Series 2014B, Rev., 5.00%, 10/1/2024	100	100
City of Tallahassee Utility System Series 2017, Rev., 5.00%, 10/1/2024	100	100

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
City of Tallahassee, Energy System
Series 2018, Rev., 5.00%, 10/1/2024	25	25
Series 2020, Rev., 5.00%, 10/1/2024	25	25
Series 2018, Rev., 5.00%, 10/1/2029	50	50
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	50	50
County of Escambia Series 2018, Rev., 5.00%, 10/1/2024	165	166
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (d)	775	770
County of Lee Series 2012, Rev., 5.00%, 10/1/2024	350	351
County of Lee, Transportation Facilities Series 2014, Rev., AGM, 5.00%, 10/1/2027	100	100
County of Manatee Series 2022, Rev., 5.00%, 10/1/2024	225	226
County of Manatee Public Utilities Series 2017, Rev., 5.00%, 10/1/2024	85	85
County of Miami-Dade Series 2016 B, Rev., 5.00%, 4/1/2025	115	116
County of Miami-Dade Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2024	20	20
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2024	660	662
Series B, Rev., 5.00%, 10/1/2025	50	50
Series B, Rev., 5.00%, 10/1/2026	35	35
Series A, Rev., 5.00%, 10/1/2027	100	103
Series A, Rev., 5.00%, 10/1/2028	245	250
Series B, Rev., 5.00%, 10/1/2028	175	175
Series A, Rev., 5.00%, 10/1/2029	155	158
County of Miami-Dade, Building Better Communities Program Series 2016 A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	1,000	1,013
Rev., 5.00%, 7/1/2026	220	223
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	50	52
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Series 2004A, Rev., 0.55%, 7/1/2024 (d)	2,250	2,243
County of Sarasota Series 2015, Rev., 5.00%, 10/1/2024	150	151
County of St. Lucie, Power and Light Co., Project Rev., VRDO, 3.15%, 6/1/2024 (d)	10,000	10,000
Duval County Public Schools Series 2022A, COP, AGM, 5.00%, 7/1/2027	25	26
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	190	191
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	200
Florida Department of Environmental Protection
Series 2015A, Rev., 5.00%, 7/1/2025	70	71
Series 2017 A, Rev., 5.00%, 7/1/2027	75	78
Series 2019 B, Rev., 5.00%, 7/1/2027	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	80	83
Series 2018A, COP, 5.00%, 11/1/2026	260	269
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,600	3,635
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (d)	2,260	2,275
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2024	780	782
Series 2016A, Rev., 5.00%, 10/1/2027	70	72
Series 2017 A, Rev., 5.00%, 10/1/2027	345	359

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2019 A, Rev., 5.00%, 10/1/2027	95	99
Series 2018A, Rev., 4.00%, 10/1/2028	240	242
Series 2016A, Rev., 5.00%, 10/1/2028	550	565
Hillsborough County Aviation Authority Series 2015-B, Rev., 5.00%, 10/1/2024 (b)	20	20
JEA Electric System
Series 2017 B, Rev., 5.00%, 10/1/2024 (b)	475	477
Series 2017B, Rev., 5.00%, 10/1/2027	50	52
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
JEA Water and Sewer System Series 2021A, Rev., 5.00%, 10/1/2024	60	60
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2024	25	25
Series 2014A, COP, 5.00%, 8/1/2028	145	145
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2025	50	50
Manatee County School District Series 2017, Rev., AGM, 5.00%, 10/1/2029	20	21
Martin County Health Facilities Authority, Martin Memorial Medical Center Series 2015, Rev., 5.00%, 11/15/2024 (b)	420	422
Martin County School District COP, 5.00%, 10/1/2024	140	141
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Expressway Authority Series 2014 A, Rev., 5.00%, 7/1/2027	190	190
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (d)	2,250	2,266
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,715
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.27%, 6/13/2024 (c)	10,500	10,496
Orange County Convention Center
Series 2010, Rev., 5.00%, 10/1/2024	270	271
Series 2017, Rev., 5.00%, 10/1/2026	185	191
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	52
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2025 (b)	55	56
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,200	4,317
Orlando Utilities Commission Series 2012A, Rev., 5.00%, 10/1/2024	285	286
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	70	70
Palm Beach County School District
Series 2014B, COP, 5.00%, 8/1/2024	810	812
Series 2017B, COP, 5.00%, 8/1/2024	740	742
Series 2018 C, COP, 5.00%, 8/1/2024	225	225
Series 2022B, COP, 5.00%, 8/1/2024	145	145
Series 2017A, COP, 5.00%, 8/1/2025	145	147
Series 2018A, COP, 5.00%, 8/1/2026	55	57
Series 2022B, COP, 5.00%, 8/1/2026	40	41
Series 2017A, COP, 5.00%, 8/1/2027	110	115
Series 2018B, COP, 5.00%, 8/1/2027	375	393
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,000	1,001
Series 2013, Rev., 5.00%, 10/1/2024	110	110
Series 2022A, COP, 5.00%, 8/1/2025	835	848
Series 2022A, COP, 5.00%, 8/1/2027	80	84

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Polk County School District
Series 2019B, COP, 5.00%, 1/1/2025	1,000	1,007
Series 2019B, COP, 5.00%, 1/1/2026	85	87
Riviera Beach Utility Special District Series 2014, Rev., 5.00%, 10/1/2024	100	100
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2014D, COP, 5.00%, 11/1/2024	330	332
Series 2015D, COP, 5.00%, 2/1/2025	160	161
Series 2015A, COP, 5.00%, 5/1/2025	315	319
Series 2015C, COP, 5.00%, 5/1/2025	55	56
Series 2014D, COP, 5.00%, 11/1/2025	235	236
Series 2015D, COP, 5.00%, 2/1/2026	195	200
Series 2015A, COP, 5.00%, 5/1/2026	185	187
Series 2015D, COP, 5.00%, 2/1/2027	325	332
Series 2015A, COP, AGM, 5.00%, 5/1/2027	305	308
Series 2015B, COP, 5.00%, 5/1/2027	365	368
Series 2015A, COP, 5.00%, 5/1/2028	25	25
School Board of Miami-Dade County (The), Florida Certificates Of Participation
Series 2012A, COP, 4.00%, 8/1/2028	150	150
Series 2014D, COP, 5.00%, 11/1/2028	95	95
School District of Broward County, Florida Certificates of Participation
Series 2015A, COP, 5.00%, 7/1/2025	410	416
Series A, COP, 5.00%, 7/1/2028	40	41
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	111
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2025	25	25
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	60	64
State of Florida Lottery Series 2017 A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay Series 2020 A, GO, 5.00%, 6/1/2027	105	110
Tampa Bay Water Series 2005, Rev., NATL-RE, 5.50%, 10/1/2024	100	101
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	81
Tohopekaliga Water Authority, Utility System Series 2016, Rev., 5.00%, 10/1/2024	20	20
Volusia County School Board Series 2019, COP, 5.00%, 8/1/2024	760	761
Volusia County School Board, Master Lease Program Series 2014B, COP, 5.00%, 8/1/2027	135	135
Total Florida		64,689
Georgia — 1.2%
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2026	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,567
Bartow County Development Authority, Georgia Power Co. Plant Series 2013-1, Rev., 2.88%, 8/19/2025 (d)	13,500	13,256
Bryan County School District, Sales Tax Series 2022, GO, 5.00%, 8/1/2024	650	651
Cherokee County Board of Education Series B, GO, 5.00%, 8/1/2024	40	40
City of Atlanta Water and Wastewater
Series 2013B, Rev., 5.00%, 11/1/2024	50	50
Series 2017 A, Rev., 5.00%, 11/1/2024	20	20
Series 2015, Rev., 5.00%, 5/1/2025 (b)	35	36

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,000	1,076
County of Barrow Series 2020, GO, 5.00%, 10/1/2024	250	251
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31
Development Authority for Fulton County, Georgia Tech Facilities Series 2013, Rev., 5.00%, 11/1/2024	500	500
Grady County School District, Sales Tax Series 2019, GO, 5.00%, 10/1/2024	100	101
Gwinnett County School District Series 2010, GO, 5.00%, 2/1/2026	125	126
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,391
Main Street Natural Gas, Inc., Gas Supply Series 2021C, Rev., 4.00%, 12/1/2024	750	747
Paulding County School District Series 2014, GO, 5.00%, 2/1/2025 (b)	75	76
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (d)	1,675	1,665
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Villa Rica Public Facilities Authority, Water and Sewerage Project Series 2015, Rev., 5.00%, 9/1/2024 (b)	40	40
Total Georgia		21,749
Hawaii — 0.1%
City and County Honolulu
Series 2018 A, GO, 4.00%, 9/1/2024	85	85
Series A, GO, 5.00%, 9/1/2024	150	151
Series B, GO, 5.00%, 9/1/2024	380	381
Series B, GO, 5.00%, 10/1/2024	325	326
Series C, GO, 5.00%, 10/1/2024	220	221
Series D, GO, 5.00%, 9/1/2026	70	73
City and County of Honolulu, Rail Transit Project Series 2019 A, GO, 5.00%, 9/1/2024	70	70
County of Hawaii
Series A, GO, 5.00%, 9/1/2024	100	100
Series C, GO, 5.00%, 9/1/2024	40	40
Series A, GO, 5.00%, 9/1/2027	50	51
County of Maui Series 2018, GO, 5.00%, 9/1/2024	35	35
State of Hawaii
GO, 5.00%, 10/1/2024	100	101
Series FK, GO, 5.00%, 5/1/2027	75	79
Series FH, GO, 5.00%, 10/1/2028	70	72
University of Hawaii Series 2017 F, Rev., 5.00%, 10/1/2024	75	75
Total Hawaii		1,860
Illinois — 4.4%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,030
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2027	195	196
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2025	100	101
Series B, Rev., 5.00%, 1/1/2025	140	141
Series C, Rev., 5.00%, 1/1/2025	40	40
Series E, Rev., 5.00%, 1/1/2025	170	171
Series B, Rev., 5.00%, 1/1/2026	1,795	1,804
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	20
Series B, Rev., 5.00%, 1/1/2028	980	985
Series C, Rev., 5.00%, 1/1/2028	75	76

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series C, Rev., 5.00%, 1/1/2028	40	41
Series C, Rev., 5.00%, 1/1/2029	45	46
City of Chicago Wastewater Transmission, Second Lien Series 2008C, Rev., 5.00%, 1/1/2025 (b)	150	151
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	135	136
City of Decatur GO, 4.00%, 3/1/2025	25	25
City of Springfield, Electric System, Senior Lien
Series 2015, Rev., 5.00%, 3/1/2025	435	438
Series 2015, Rev., 5.00%, 3/1/2026	385	387
Cook County School District No. 102, La Grange, Limited Tax GO, AGM, 4.00%, 12/15/2024	930	931
Cook County School District No. 160, Country Club Hills Series 2020A, GO, 4.00%, 12/1/2024	255	255
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax Series 2020, GO, AGM, 4.00%, 12/15/2024	580	580
County of Cook
Series 2021 B, GO, 4.00%, 11/15/2024	75	75
Series 2022A, GO, 5.00%, 11/15/2024	225	226
Series 2021B, GO, 4.00%, 11/15/2026	175	177
Series 2021 A, GO, 5.00%, 11/15/2026	70	72
County of Cook, Sales Tax Series 2022 B, Rev., 5.00%, 11/15/2024	550	553
Du Page County High School District No. 88 Series 2016, GO, 5.00%, 1/15/2025	65	65
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
DuPage County Community Unit School District No. 200 Wheaton-Warrenville Series 2019, GO, 5.00%, 10/1/2024	90	90
Illinois Finance Authority, Advocate Health Care Series 2014, Rev., 5.00%, 8/1/2024 (b)	785	786
Illinois Finance Authority, Advocate Healthcare Series 2015 B, Rev., 5.00%, 5/1/2025	45	46
Illinois Finance Authority, Ann & Robert H Lurie Child Series 2017, Rev., 5.00%, 8/15/2024	160	160
Illinois Finance Authority, Centegra Health System Series 2014A, Rev., 5.00%, 9/1/2024 (b)	150	150
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2019, Rev., 5.00%, 1/1/2027	240	250
Series 2019, Rev., 5.00%, 7/1/2027	250	262
Series 2020, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021A, Rev., 5.00%, 7/15/2024	30	30
Series 2017A, Rev., 5.00%, 7/15/2027	80	83
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2025	25	26
Illinois Finance Authority, OSF Healthcare System Series 2020 B-1, Rev., 5.00%, 11/15/2024 (d)	1,900	1,900
Illinois Finance Authority, Plymouth Place, Inc. Series 2015, Rev., 5.25%, 5/15/2025 (b)	1,530	1,550
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.59%, 6/13/2024 (c)	1,125	1,106
Illinois Finance Authority, Presence Health Network
Series 2016 C, Rev., 5.00%, 2/15/2025	395	399
Series 2016 C, Rev., 5.00%, 2/15/2027	45	47
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	180	181
Series 2015A, Rev., 5.00%, 11/15/2025	405	409
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	20
Series 2017, Rev., 5.00%, 1/1/2026	95	97
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,110	1,139

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	105
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,397
Illinois Finance Authority, University Of Chicago Series 2014A, Rev., 5.00%, 10/1/2027	35	35
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (d)	1,350	1,345
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2025	140	141
Illinois State Toll Highway Authority
Series 2019 C, Rev., 5.00%, 1/1/2026	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	170	177
Series 2019C, Rev., 5.00%, 1/1/2027	75	78
Kane McHenry Cook & De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
McHenry County Conservation District Series 2014, GO, 5.00%, 2/1/2025	60	61
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	150	155
Series 2016 A, Rev., 5.00%, 12/1/2029	1,115	1,150
Regional Transportation Authority
Series 2014 A, Rev., 5.00%, 6/1/2024 (b)	25	25
Series 2017 A, Rev., 5.00%, 7/1/2028	205	214
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	2,970	2,983
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2022B, GO, 5.00%, 3/1/2025	165	166
GO, 5.50%, 5/1/2025	2,695	2,733
Series 2023D, GO, 5.00%, 7/1/2025	2,995	3,031
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,914
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	250	254
Series 2017A, GO, 5.00%, 12/1/2025	250	254
GO, 5.00%, 2/1/2026	100	102
GO, 5.50%, 5/1/2026	5,000	5,153
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,187
Series 2017D, GO, 5.00%, 11/1/2026	800	822
Series 2014, GO, AGM-CR, 5.00%, 2/1/2027	940	941
Series 2016, GO, 5.00%, 2/1/2027	150	155
Series 2023D, GO, 5.00%, 7/1/2027	90	93
Series 2018 A, GO, 5.00%, 10/1/2027	160	166
Series 2017D, GO, 5.00%, 11/1/2027	110	114
Series 2022B, GO, 5.00%, 3/1/2028	50	52
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,072
Series 2017 A, GO, 5.00%, 12/1/2028	90	93
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	50	52
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Series 2021 A, Rev., 4.00%, 6/15/2027	40	40
Series 2016, Rev., 5.00%, 6/15/2029	25	26
University of Illinois, Auxiliary Facilities System Series 2023 A, Rev., 5.00%, 4/1/2027	50	52
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,315	1,341

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Will County Community Unit School District No. 365-U Valley View Series 2018 A, GO, 5.00%, 11/1/2024	245	246
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	30	31
Total Illinois		79,855
Indiana — 1.3%
Brownsburg 1999 School Building Corp. Series 2024B, Rev., BAN, 5.00%, 6/1/2025	1,200	1,206
City of Indianapolis Department of Public Utilities Water System, First Lien Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,417
Danville Multi-School Building Corp. Rev., BAN, 4.50%, 12/15/2024 (f)	4,200	4,209
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	220
Series 2020B, Rev., 4.00%, 7/15/2026	235	236
Indiana Finance Authority
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	320	323
Series 2015A, Rev., 5.00%, 2/1/2025	50	51
Series 2018 A, Rev., 5.00%, 2/1/2025	45	45
Series 2021 B, Rev., 5.00%, 2/1/2025	550	555
Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	95	96
Series 2016A, Rev., 5.00%, 12/1/2025	65	66
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2024	365	366
Series 2021-2, Rev., 5.00%, 10/1/2027	55	58
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017 C, Rev., 5.00%, 11/1/2024	810	814
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (d)	2,700	2,546
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2024	1,100	1,105
Series 2014 A, Rev., 5.00%, 12/1/2026	125	125
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,287
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2024	155	155
Indiana Finance Authority, Parkview Health System, Inc. Series 2017 A, Rev., 5.00%, 11/1/2024	140	141
Indiana Finance Authority, Stadium Project
Series 2022 A, Rev., 5.00%, 2/1/2025	60	61
Series 2022 A, Rev., 5.00%, 2/1/2026	40	41
Indiana Municipal Power Agency
Series 2014A, Rev., 5.00%, 1/1/2026	75	76
Series 2016 C, Rev., 5.00%, 1/1/2026	55	56
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2025	375	378
Series 2014A, Rev., 5.00%, 1/1/2027	160	161
Series 2014A, Rev., 5.00%, 1/1/2028	50	50
Indiana University Series Y, Rev., 5.00%, 8/1/2024	50	50
Indianapolis Local Public Improvement Bond Bank, Courthouse And Jail Project Series 2019A, Rev., 5.00%, 2/1/2025	100	101
Ivy Tech Community College of Indiana, Student Fee Series R-1, Rev., 5.00%, 6/5/2024	30	30
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	37
Total Indiana		24,083
Iowa — 2.0%
County of Polk Series 2019, GO, 4.00%, 6/1/2025	65	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority Series 2016, Rev., 5.00%, 8/1/2026	95	98
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.75%, 6/12/2024 (d)	15,200	15,200
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics
Series 2021A, Rev., 5.00%, 9/1/2024	120	120
Series 2021C, Rev., 5.00%, 9/1/2024	85	85
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,133
Total Iowa		36,701
Kansas — 0.4%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,006
City of Lenexa Series 2015B, GO, 5.00%, 9/1/2024	265	266
Johnson County Public Building Commission, Couthouse and Medical Examiners Facility Projects Series 2018A, Rev., 5.00%, 9/1/2024	390	391
Johnson County Unified School District No. 229 Blue Valley Series 2023A, GO, 5.00%, 10/1/2024	30	30
Johnson County Unified School District No. 233 Olathe
Series 2016 A, GO, 4.00%, 9/1/2024 (b)	100	100
Series 2016 A, GO, 5.00%, 9/1/2024	45	45
Series 2016 B, GO, 5.00%, 9/1/2024	30	30
Series 2016 C, GO, 5.00%, 9/1/2024	200	201
Series 2017B, GO, 5.00%, 9/1/2024	25	25
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	30	32
Sedgwick County Unified School District No. 265 Goddard Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,045
Sedgwick County Unified School District No. 266 Maize Series 2017, GO, 5.00%, 9/1/2024	55	55
State of Kansas Department of Transportation
Series 2015A, Rev., 5.00%, 9/1/2024	125	125
Series 2018 A, Rev., 5.00%, 9/1/2024	75	75
Wyandotte County Unified School District No. 202 Turner Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	398
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,002
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,002
Total Kansas		6,828
Kentucky — 1.0%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (d) (e)	8,500	8,477
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Rev., 5.00%, 9/1/2024	275	276
Series 2023A, Rev., 5.00%, 9/1/2024	365	366
Series A, Rev., 5.00%, 9/1/2024	990	993
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	35	36
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	1,355	1,357
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025	85	86
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	85
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2024	465	467
Series B, Rev., 5.00%, 11/1/2026	105	108
Series B, Rev., 5.00%, 11/1/2027	50	52
Series B, Rev., 5.00%, 11/1/2028	105	108

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	25	26
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	185	193
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	100	102
Series B, Rev., 5.00%, 7/1/2027	125	130
Lexington-Fayette Urban County Government Series 2014A, GO, 5.00%, 9/1/2024	100	100
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,585
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	77
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2024	105	106
University of Kentucky
Series 2015 C, Rev., 4.00%, 10/1/2024	400	400
Series 2015 B, Rev., 5.00%, 10/1/2026	35	35
Series 2015 B, Rev., 5.00%, 10/1/2027	25	25
University of Kentucky, General Receipts Series 2015B, Rev., 5.00%, 10/1/2024	100	100
Total Kentucky		18,290
Louisiana — 3.8%
Calcasieu Parish School District No. 23, Public School Improvement GO, 5.00%, 9/1/2024	250	251
City of Bossier City Utilities Series 2014, Rev., 5.00%, 10/1/2024 (b)	30	30
City of New Orleans Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	26
City of Shreveport, Water and Sewer Series 2014, GO, 5.00%, 9/1/2024 (b)	300	301
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	77
East Baton Rouge Sewerage Commission
Series 2014B, Rev., 4.00%, 2/1/2025 (b)	100	100
Series 2014B, Rev., 5.00%, 2/1/2025 (b)	330	332
Series 2019 B, Rev., 5.00%, 2/1/2025	40	40
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (d)	5,000	4,918
Louisiana Local Government Environmental Facilities And Community Development Authority, LCTCS 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	60	60
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	1,080	1,083
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (e)	8,600	8,642
Louisiana Public Facilities Authority, Hurricane Recovery Program
Series 2014, Rev., 5.00%, 6/1/2024	200	200
Series 2014, Rev., 5.00%, 6/1/2024 (b)	30	30
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025 (b)	60	61
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	82
Parish of East Baton Rouge Capital Improvements District Series 2019, Rev., 5.00%, 8/1/2024	45	45
Parish of St. John the Baptist, Marathon Oil Corp., Project
Series 2017B-1, Rev., 2.13%, 7/1/2024 (d)	18,000	17,955
Series 2017B-2, Rev., 2.38%, 7/1/2026 (d)	12,800	12,193
State of Louisiana
Series 2016 D, GO, 5.00%, 9/1/2024	85	85
Series 2023 A, GO, 5.00%, 4/1/2027	680	711
Series D-1, GO, 5.00%, 12/1/2027	35	35

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	14,850	14,981
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (d)	6,000	6,000
State of Louisiana, Gasoline and Fuels Tax, First Lien Series A, Rev., 5.00%, 5/1/2025 (b)	85	86
Total Louisiana		68,345
Maine — 0.1%
City of Westbrook Series 2015, GO, 5.00%, 10/15/2024	100	101
Maine Governmental Facilities Authority Series 2020 A, Rev., 5.00%, 10/1/2024	175	176
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	255
Maine Municipal Bond Bank
Series 2014A, Rev., 5.00%, 9/1/2024	160	160
Series 2018 B, Rev., 5.00%, 11/1/2024	250	251
State of Maine Series 2017 B, GO, 5.00%, 6/1/2025	75	76
Total Maine		1,019
Maryland — 0.3%
City of Baltimore Series 2017 B, GO, 5.00%, 10/15/2024	155	156
County of Anne Arundel, General Improvement Series 2015, GO, 5.00%, 4/1/2025	75	76
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2025	75	76
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	75	75
County of Baltimore, Public Improvement Series 2014B, GO, 4.50%, 9/1/2024	60	60
County of Carroll Series 2014, GO, 5.00%, 11/1/2024	175	176
County of Harford Series 2022A, GO, 5.00%, 10/1/2024	40	40
County of Howard Series 2017 A, GO, 5.00%, 2/15/2027	45	47
County of Montgomery
Series 2014A, GO, 5.00%, 11/1/2024 (b)	395	396
Series 2019 A, GO, 5.00%, 11/1/2024	485	488
Series 2018 A, GO, 5.00%, 11/1/2026	75	78
County of Prince George's Series 2017 A, GO, 5.00%, 9/15/2024	25	25
County of Prince George's, Consolidated Public Improvement Series 2014A, GO, 4.00%, 9/1/2028	35	35
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000	1,034
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2013A, Rev., 4.00%, 8/15/2024	115	115
Rev., 5.00%, 8/15/2024	420	421
Series 2013A, Rev., 5.00%, 8/15/2024	415	415
Maryland Stadium Authority, Baltimore City Public Schools Series 2016, Rev., 5.00%, 5/1/2025	30	30
Maryland Stadium Authority, Construction and Revitalization Program Series 2018 A, Rev., 5.00%, 5/1/2025	75	76
State of Maryland
Series 2017 A, GO, 5.00%, 8/1/2024	20	20
Series 2020A, GO, 5.00%, 3/15/2025	60	61
Series B, GO, 4.00%, 6/1/2025	230	230
Series 2021A, GO, 5.00%, 8/1/2026	135	140
Series 2016, GO, 4.00%, 6/1/2027	130	129
State of Maryland Department of Transportation
Series 2017, Rev., 5.00%, 9/1/2024	245	246
Series 2018, Rev., 5.00%, 10/1/2024	110	110
Series 2016, Rev., 5.00%, 11/1/2024	25	25

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	250	250
University System of Maryland
Series 2017 A, Rev., 5.00%, 4/1/2025	20	20
Series 2022 B, Rev., 5.00%, 4/1/2025	20	20
Series 2017 A, Rev., 5.00%, 4/1/2026	40	41
Series 2019 B, Rev., 5.00%, 4/1/2026	35	36
Series 2019 C, Rev., 5.00%, 4/1/2027	100	105
Total Maryland		5,278
Massachusetts — 3.0%
City of Peabody, Municipal Purpose Bonds Series 2021, GO, 5.00%, 9/15/2024	260	261
City of Quincy Series 2023, GO, BAN, 4.50%, 7/5/2024	50	50
Commonwealth of Massachusetts
Series 2018C, GO, 5.00%, 9/1/2024	50	50
Series 2006 B, GO, AGM, 5.25%, 9/1/2024	255	256
Series 2021 B, GO, 5.00%, 11/1/2024	180	181
Series 2023 B, GO, 5.00%, 10/1/2026	40	41
Series C, GO, AGM, 5.25%, 11/1/2026	50	52
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	2,555	2,561
Massachusetts Clean Water Trust (The) Series 2014, Rev., 5.00%, 8/1/2027	500	501
Massachusetts Development Finance Agency, Caregroup
Series 2015 H-1, Rev., 5.00%, 7/1/2024 (b)	45	45
Series 2015 H-1, Rev., 5.00%, 7/1/2024	55	55
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (d)	30,000	30,000
Massachusetts Development Finance Agency, Harvard University Series 2016 A, Rev., 5.00%, 7/15/2026	75	78
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-2, Rev., 5.00%, 1/30/2025 (d)	505	509
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	350
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2016B, Rev., 5.00%, 11/15/2024	50	50
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35	36
Series 2016B, Rev., 5.00%, 11/15/2026 (b)	80	83
Massachusetts State College Building Authority Series 2016A, Rev., 5.00%, 5/1/2025 (b)	45	46
Massachusetts Water Resources Authority Series 2014F, Rev., 5.00%, 8/1/2024 (b)	20	20
Montachusett Regional Transit Authority Rev., RAN, COMWLTH GTD, 4.50%, 7/26/2024	8,000	8,001
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,275	1,278
Spencer East Brookfield Regional School District GO, BAN, 4.50%, 5/22/2025	3,400	3,424
Town of Randolph GO, BAN, 4.75%, 6/27/2024	1,690	1,690
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,070	1,070
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	2,500	2,509
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2025	35	35
Total Massachusetts		53,232
Michigan — 3.2%
City of Gladstone, Capital Improvement, Limited Tax GO, AGM, 3.00%, 3/1/2025	275	273
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	215
GO, AGM, 4.00%, 5/1/2026	220	221

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
GO, AGM, 4.00%, 5/1/2027	210	213
Grand Valley State University Series 2014B, Rev., 5.00%, 12/1/2028	1,840	1,850
Great Lakes Water Authority Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2028	100	106
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2027	25	26
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	25	25
Mattawan Consolidated School District Series 2015 I, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	25	25
Michigan Finance Authority, Beaumont Health Credit Group Series 2015A, Rev., 5.00%, 8/1/2024 (b)	100	100
Michigan Finance Authority, Clean Water Revolving Fund Series 2020B, Rev., 5.00%, 10/1/2024	105	105
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2024	685	688
Series 2016, Rev., 5.00%, 11/15/2026	1,255	1,286
Rev., 5.00%, 11/15/2027	285	292
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	147
Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,015
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	200	200
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2028	50	50
Michigan Finance Authority, Sparrow Obligation Group Series 2015, Rev., 5.00%, 11/15/2024 (b)	30	30
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2024	110	111
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (d)	2,790	2,809
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017 A-MI, Rev., 5.00%, 12/1/2028	45	47
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.99%, 6/12/2024 (d)	10,000	10,000
Series 2015 I, Rev., 5.00%, 4/15/2025	25	25
Series 2016 I, Rev., 5.00%, 4/15/2025	150	152
Series 2019 I, Rev., 5.00%, 4/15/2025	280	283
Series 2016 I, Rev., 5.00%, 4/15/2026	45	46
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series 2010F-3, Rev., 4.00%, 7/1/2024 (d)	150	150
Series 2005 A-4, Rev., 5.00%, 11/1/2024	75	75
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Series 2008C, Rev., 5.00%, 12/1/2024	110	111
Series 2008C, Rev., 5.00%, 12/1/2025	100	102
Michigan State University
Series 2015A, Rev., 5.00%, 8/15/2024	25	25
Series 2019 B, Rev., 5.00%, 2/15/2025	575	581
Series 2023A, Rev., 5.00%, 2/15/2025	50	51
Series 2020 A, Rev., 5.00%, 8/15/2027	80	84
Michigan Strategic Fund, Waste Management, Inc., Project Rev., 0.58%, 8/1/2024 (d)	3,000	2,980
Novi Community School District Series 2022 II, GO, 4.00%, 5/1/2025	25	25
RIB Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 2.30%, 6/1/2024 (d) (e)	31,410	31,410
Roseville Community Schools, Unlimited Tax Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	80	81
South Lyon Community Schools Series 2023-2, GO, 4.00%, 5/1/2025	120	121

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
State of Michigan, Environmental Program Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Wayne State University Series 2015A, Rev., 5.00%, 11/15/2025	625	629
Total Michigan		56,821
Minnesota — 0.2%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	115	117
City of Wayzata, Folkestone Senior Living Community Rev., 3.00%, 8/1/2024	100	100
County of Olmsted Series 2015A, GO, 4.00%, 2/1/2025	1,145	1,145
Duluth Economic Development Authority, Benedictine Health System Series 2021A, Rev., 3.00%, 7/1/2024	100	100
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	314
Minneapolis-St Paul Metropolitan Airports Commission Series 2023A, Rev., 5.00%, 1/1/2027	50	52
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	80	83
Minnesota Higher Education Facilities Authority Series 2017, Rev., 5.00%, 3/1/2026	30	31
State of Minnesota
Series 2014A, GO, 5.00%, 8/1/2026	70	70
Series 2022A, Rev., 5.00%, 3/1/2027	1,250	1,301
Series 2019 B, GO, 5.00%, 8/1/2027	35	37
University of Minnesota Series 2013A, Rev., 4.00%, 6/25/2024	1,000	1,000
Western Minnesota Municipal Power Agency, Red Rock Hydrelectric Project Series 2018 A, Rev., 5.00%, 1/1/2026	40	41
Total Minnesota		4,391
Mississippi — 0.2%
Alcorn State University Educational Building Corp. (The), Facilities Refinancing Project Series 2016, Rev., 5.00%, 9/1/2024	120	120
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,750	1,706
Series 2020C, Rev., 1.38%, 6/16/2025 (d)	1,500	1,462
Mississippi Development Bank, Brandon Public Improvement Project Series 2014, Rev., 5.00%, 11/1/2024 (b)	525	528
State of Mississippi Series 2016 B, GO, 5.00%, 12/1/2026 (b)	500	518
Total Mississippi		4,334
Missouri — 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2024	75	75
City of Kansas City
Series 2022A, GO, 5.00%, 2/1/2025	190	192
Series 2018 A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017 C, Rev., 5.00%, 9/1/2028	175	182
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	25	25
City of O'Fallon Series 2017, Rev., 5.00%, 11/1/2024	35	35
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL-RE, 5.50%, 7/1/2028	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	25	26
City of St. Peters COP, 4.00%, 5/1/2025	425	426
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The) Series 2014A, Rev., 5.00%, 11/1/2025	50	50
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021 A, Rev., 4.00%, 7/1/2025	50	50
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 2.25%, 6/1/2024 (d)	29,400	29,400

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Rev., 5.00%, 11/15/2028	70	72
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Healthh System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	30	31
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2025	120	121
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2025	75	75
Series 2014A, Rev., 5.00%, 1/1/2027	195	196
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2029	50	51
Missouri State Board of Public Buildings Series 2014A, Rev., 4.00%, 10/1/2024	455	455
North Kansas City School District No. 74 COP, 5.00%, 9/1/2024	30	30
Total Missouri		31,618
Nebraska — 0.6%
City of Omaha Series B, GO, 5.00%, 11/15/2024 (b)	25	25
City of Omaha Sewer Series 2014, Rev., 5.00%, 11/15/2024	450	452
City of Omaha, Convention Center Series 2004, GO, 5.25%, 4/1/2025	50	51
County of Saunders GO, 3.00%, 11/1/2024	415	413
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (d)	6,800	6,545
Douglas County Hospital Authority No. 2, Health Facilities Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2025	150	151
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	26
Series 2016A, Rev., 5.00%, 1/1/2027	60	61
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	128
Series A-1, Rev., 5.00%, 1/1/2029	65	66
Omaha School District, Douglas County School District No. 001 Series 2016, GO, 5.00%, 12/15/2028	1,900	1,962
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2025	45	45
Series 2015A, Rev., 5.00%, 1/1/2026	50	50
Total Nebraska		10,111
Nevada — 0.2%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	685	700
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	220	223
Series 2016A, GO, 5.00%, 6/15/2025	280	284
Series 2017 A, GO, 5.00%, 6/15/2025	295	299
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	77
Series 2017A, GO, 5.00%, 6/15/2027	190	198
Series 2018A, GO, 5.00%, 6/15/2027	150	157
Series 2015 D, GO, 5.00%, 6/15/2028	140	142
Series 2017A, GO, 5.00%, 6/15/2028	115	120
Series 2018A, GO, 5.00%, 6/15/2029	60	63
County of Clark

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
GO, 5.00%, 11/1/2024 (b)	165	166
Series 2016A, GO, 5.00%, 11/1/2024	70	70
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,038
Series 2018 B, GO, 5.00%, 12/1/2026	50	52
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	75	76
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2027	25	26
Henderson Public Improvement Trust, Touro College And University System Series 2014A, Rev., 5.50%, 7/1/2024 (b)	260	260
Las Vegas Valley Water District, Limited Tax Series 2017 A, GO, 5.00%, 2/1/2025	40	40
State of Nevada, Limited Tax, Capital Improvement
Series 2023A, GO, 5.00%, 5/1/2025	45	46
Series 2015D, GO, 5.00%, 4/1/2026	75	76
Series 2019 A, GO, 5.00%, 5/1/2027	85	89
State of Nevada, Limited Tax, Water Pollution Control Revolving Fund Series 2019 E, GO, 5.00%, 8/1/2027	30	32
Washoe County School District
Series 2017 C, GO, 5.00%, 10/1/2024	25	25
Series 2020A, GO, 5.00%, 10/1/2024	85	85
Total Nevada		4,416
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.27%, 6/13/2024 (c)	24,500	24,491
New Hampshire Municipal Bond Bank Series 2022 C, Rev., 5.00%, 8/15/2027	30	31
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	20	20
Total New Hampshire		24,542
New Jersey — 7.2%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	75
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	103
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Rev., GTD, 4.50%, 5/28/2025	8,100	8,149
Borough of Carlstadt GO, BAN, 4.50%, 5/2/2025	7,700	7,745
Borough of East Rutherford GO, BAN, 4.25%, 4/4/2025	8,450	8,485
Borough of Florham Park Series 2015, GO, 5.00%, 10/15/2024	45	45
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	1,600	1,600
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	945	945
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	3,100	3,130
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	2,600	2,601
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,050	2,051
Borough of Point Pleasant, General Capital Water and Sewer Utility GO, BAN, 4.50%, 8/30/2024	1,354	1,355
Borough of Ramsey GO, BAN, 4.50%, 2/28/2025	4,450	4,453
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	1,900	1,907
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	2,400	2,409
Borough of Stone Harbor Series 2018, GO, 5.00%, 11/1/2024	20	20
Borough of Upper Saddle River GO, BAN, 4.25%, 3/21/2025	2,500	2,500
Borough of Woodland Park GO, BAN, 4.50%, 5/1/2025	4,900	4,931
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	3,300	3,317
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	5,300	5,301

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
County of Essex Series A, GO, 5.00%, 9/1/2024	150	151
County of Hudson Series 2014, GO, 5.00%, 9/1/2024	200	201
Cumberland County Improvement Authority (The), Technical High School Project Series 2014, Rev., AGM, 5.00%, 9/1/2024 (b)	45	45
Metuchen School District GO, 5.00%, 9/15/2024	110	110
Middlesex County Improvement Authority Series 2021, Rev., GTD, 5.00%, 9/15/2024	600	602
New Brunswick Parking Authority, Tax-Exempt Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	426
New Jersey Economic Development Authority
Series B, Rev., 5.00%, 11/1/2024	75	75
Series A, Rev., 4.00%, 11/1/2027	25	25
New Jersey Economic Development Authority, School Facilities Construction
Series 2014RR, Rev., 5.00%, 6/15/2024 (b)	65	65
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	300
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,200	7,222
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,516
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,580
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,458
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	70	70
New Jersey Educational Facilities Authority, Princeton University Series 2014 A, Rev., 5.00%, 7/1/2024	30	30
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Series 2019B-1, Rev., 5.00%, 7/1/2024 (d)	7,590	7,596
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group Rev., 5.00%, 7/1/2025	80	80
New Jersey Infrastructure Bank
Series 2016A-1, Rev., GTD, 4.00%, 9/1/2024	50	50
Series 2016A-R2, Rev., GTD, 5.00%, 9/1/2024	115	115
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2021 A 2, Rev., 5.00%, 9/1/2024	50	50
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,080
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes Series 2016A-1, Rev., 5.00%, 6/15/2028	165	169
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	245	245
Series 2014AA, Rev., 5.00%, 6/15/2026	175	175
Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,900
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 7/1/2024	110	110
Series 2014A, Rev., 5.00%, 1/1/2027	625	625
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	362
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	2,765	2,765
State of New Jersey
GO, 5.00%, 6/1/2025 (b)	25	25
Series 2020 A, GO, 5.00%, 6/1/2027	110	115
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,059
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2024	500	500
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	110	113
Series 2018A, Rev., 5.00%, 6/1/2028	950	998
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	4,300	4,313
Town of Westfield GO, BAN, 4.75%, 11/8/2024	1,700	1,703

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of Brick GO, BAN, 4.25%, 3/19/2025	4,000	4,013
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	2,350	2,350
Township of Evesham Series 2023A, GO, BAN, 5.00%, 9/18/2024	50	50
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,015	2,015
Township of Marlboro Series 2017, GO, 4.00%, 10/1/2024	40	40
Township of Mendham Series 2015, GO, 4.00%, 9/1/2024	50	50
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024	4,590	4,592
Township of Montville GO, BAN, 5.00%, 11/6/2024	2,000	2,008
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	1,885	1,886
Township of Ocean GO, BAN, 4.50%, 5/28/2025	2,837	2,852
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	2,200	2,200
Township of Scotch Plains GO, BAN, 4.50%, 1/17/2025	4,100	4,107
Township of Toms River Series 2016 AB, GO, 5.00%, 11/15/2024	35	35
Township of Woodbridge GO, 4.00%, 3/14/2025	350	351
Union County Improvement Authority, Juvenile Detention Center Facility Project Series 2015A, Rev., 5.50%, 5/1/2025	20	20
Total New Jersey		129,715
New Mexico — 0.0% ^
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2014A, Rev., 5.00%, 6/15/2025	80	80
Series 2018A, Rev., 5.00%, 6/15/2027	50	52
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	190	193
State of New Mexico Series 2021, GO, 5.00%, 3/1/2025	65	66
State of New Mexico Severance Tax Permanent Fund Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Total New Mexico		417
New York — 18.3%
Build NYC Resource Corp., The New York Methodist Hospital Project Series 2014, Rev., 5.00%, 7/1/2024 (b)	45	45
Canton Central School District Series 2023B, GO, BAN, 4.50%, 7/5/2024	11,150	11,151
Chenango Forks Central School District Series 2023B, GO, BAN, 4.50%, 6/28/2024	10,480	10,480
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	1,820	1,832
City of Long Beach Series 2024A, GO, BAN, 4.50%, 9/27/2024	7,500	7,503
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	35	36
City of New York, Fiscal Year 2014 Series 2014J, GO, 5.00%, 8/1/2026	50	50
City of New York, Fiscal Year 2015
Series 2015D, GO, 4.00%, 8/1/2024	100	100
Series 2015A, GO, 5.00%, 8/1/2025	65	65
Series 2015C, GO, 5.00%, 8/1/2026	60	60
Series 2015D, GO, 5.00%, 8/1/2026	150	151
Series 2015A, GO, 5.00%, 8/1/2027	75	75
Series 2015C, GO, 5.00%, 8/1/2028	45	45
City of New York, Fiscal Year 2017 Series 2017 A, GO, 5.00%, 8/1/2024	40	40
City of New York, Fiscal Year 2018 Series 2018 C, GO, 5.00%, 8/1/2024	40	40
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	75	77
Series 2019 E, GO, 5.00%, 8/1/2027	135	142
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2024	210	211

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	207
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	160	165
City of Oneida GO, BAN, 4.50%, 3/28/2025	8,054	8,108
City of Troy GO, BAN, 4.50%, 7/26/2024	4,300	4,300
City of Yonkers Series 2017 C, GO, 5.00%, 10/1/2024	150	151
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	10,675	10,676
Corning City School District Series 2023A, GO, BAN, 5.00%, 6/21/2024	945	945
County of Albany, Various Purpose Series 2019 A, GO, 5.00%, 9/15/2024	275	276
County of Erie Series 2018A, GO, 5.00%, 9/15/2024	25	25
County of Nassau, General Improvement Series 2017 C, GO, 5.00%, 10/1/2024	175	176
County of Rensselaer Series 2015, GO, 5.00%, 9/1/2024	50	50
Deposit Central School District Series 2023A, GO, BAN, 4.75%, 6/28/2024	1,825	1,825
East Aurora Union Free School District GO, BAN, 4.50%, 6/18/2025 (f)	4,100	4,123
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	16,055	16,057
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	21,000	21,155
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2016A, Rev., 5.00%, 5/1/2025	45	46
Evans-Brant Central School District Series 2023B, GO, BAN, 4.50%, 6/20/2024	17,735	17,736
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	2,750	2,751
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	2,600	2,600
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	1,400	1,400
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	10,750	10,753
Haverstraw-Stony Point Central School District Series 2015, GO, 5.00%, 10/15/2024	50	50
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	7,625	7,629
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	1,670	1,670
GO, BAN, 4.50%, 6/28/2024	3,225	3,225
Lancaster Central School District GO, BAN, 4.50%, 6/6/2025 (f)	4,100	4,133
Le Roy Central School District Series 2023B, GO, BAN, 4.75%, 6/28/2024	4,725	4,726
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	6,625	6,626
Long Island Power Authority Series 2023 F, Rev., 5.00%, 9/1/2027	20	21
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	23,846
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,075	2,075
Malone Central School District GO, BAN, 4.50%, 6/27/2024	7,600	7,600
Manhasset Union Free School District Series 2019, GO, 5.00%, 9/15/2024	35	35
Massena Central School District GO, BAN, 4.50%, 6/28/2024	10,565	10,566
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 4.00%, 6/7/2024 (c)	965	961
Series 2014B, Rev., 5.00%, 6/24/2024	115	115
Series 2016D, Rev., 4.00%, 11/15/2024	40	40
Series 2014C, Rev., 5.00%, 11/15/2024 (b)	50	50
Series 2015F, Rev., 5.00%, 11/15/2024	220	221
Series 2016B, Rev., 5.00%, 11/15/2024	25	25
Series 2017B, Rev., 5.00%, 11/15/2024	260	261
Series A-1, Rev., 5.00%, 11/15/2024	85	85
Series 2016B, Rev., 4.00%, 11/15/2025	40	40
Metropolitan Transportation Authority, Green Bond Series 2017C-1, Rev., 5.00%, 11/15/2024	50	50
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	500	502

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.25%, 6/1/2024 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2026	55	55
Series 2016 S-1, Rev., 5.00%, 7/15/2026	25	26
Series 2019 S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	109
New York City Transitional Finance Authority, Future Tax Secured
Series 2015C, Rev., 5.00%, 11/1/2024	25	25
Series 2023B, Subseries B-1, Rev., 5.00%, 11/1/2024	125	126
Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2024	50	50
Series C, Rev., 5.00%, 11/1/2024	155	156
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	98
Series C, Rev., 5.00%, 11/1/2026	80	82
Series B1, Rev., 5.00%, 11/1/2028	30	31
Series 2017 A-1, Rev., 5.00%, 5/1/2029	25	26
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.10%, 6/1/2024 (d)	15,000	15,000
Series 2014 B-1, Rev., 5.00%, 11/1/2027	620	621
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015B Subseries B-1, Rev., 5.00%, 8/1/2027	50	50
Series 2015 A-1, Rev., 5.00%, 8/1/2028	160	160
New York State Dormitory Authority
Series 2019 A, Rev., 5.00%, 10/1/2024	25	25
Series 2022 A, Rev., 5.00%, 10/1/2024	155	156
Series B, Rev., 5.00%, 10/1/2024	35	35
Series G, Rev., 5.00%, 10/1/2024	120	121
Series 2019 D, Rev., 4.00%, 2/15/2025 (b)	40	40
Series 2015B, Rev., 5.00%, 2/15/2025 (b)	50	51
Series 2016 A, Rev., 5.00%, 2/15/2025 (b)	40	40
Series 2017 A, Rev., 5.00%, 3/15/2025 (b)	45	46
Series 2018A, Rev., 5.00%, 3/15/2025 (b)	70	71
Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2025	125	127
Series 2005 A, Rev., AMBAC, 5.50%, 5/15/2025	320	326
Series 2024A, Rev., AGM, 5.00%, 10/1/2025 (f)	1,800	1,834
Series 2018 1, Rev., 5.00%, 1/15/2026	20	21
Series 2016 D, Rev., 5.00%, 2/15/2026 (b)	20	20
Series 2016 D, Rev., 5.00%, 2/15/2026	30	31
Series 2024A, Rev., AGM, 5.00%, 10/1/2026 (f)	1,000	1,032
Series 2021 A, Rev., 5.00%, 3/15/2027	180	188
Series 2017 A, Rev., 5.00%, 7/1/2029	70	73
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	30	30
New York State Dormitory Authority, New York University Series 2017 A, Rev., 5.00%, 7/1/2028	25	26
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027 (f)	1,100	1,150
New York State Dormitory Authority, School Districts Financing Program Series 2017G, Rev., 5.00%, 10/1/2024	100	100

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 6/14/2024	35	35
Series 2017 A, Rev., 5.00%, 2/15/2025 (b)	470	473
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (b)	400	405
New York State Environmental Facilities Corp. Series 2005 B, Rev., 5.50%, 10/15/2024 (b)	20	20
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2014A, Rev., 5.00%, 6/28/2024	130	130
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2027	20	20
Series K, Rev., 5.00%, 1/1/2028	55	55
Newark Valley Central School District GO, BAN, 4.75%, 8/30/2024	1,174	1,174
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	8,310	8,309
Oriskany Central School District Series 2023B, GO, BAN, 4.50%, 7/5/2024	3,630	3,630
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	5,400	5,400
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	4,235	4,236
Port Authority of New York and New Jersey, Consolidated
Series 213, Rev., 5.00%, 9/1/2024	55	55
Series 183, Rev., 5.00%, 12/15/2025	160	160
Series 189, Rev., 5.00%, 5/1/2028	40	40
Series 189, Rev., 5.00%, 11/1/2028	75	76
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2024 (b)	505	506
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	250	251
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,145	2,145
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	8,100	8,103
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	7,300	7,301
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	6,520	6,520
Three Village Central School District Brookhaven and Smithtown GO, TAN, 4.50%, 6/24/2024	315	315
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	2,440	2,443
Town of Eastchester Series 2020, GO, 5.00%, 9/1/2024	150	151
Town of Hempstead Series 2018 C, GO, 5.00%, 9/15/2024	20	20
Town of Lancaster Series 2023A, GO, BAN, 4.50%, 7/19/2024	4,600	4,601
Town of Orangetown Series 2020 B, GO, 5.00%, 9/15/2024	150	151
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	2,680	2,682
Town of Oyster Bay Series 2023, GO, BAN, 4.75%, 8/23/2024	195	195
Town of Tonawanda Series 2023, GO, BAN, 4.50%, 8/23/2024	420	420
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	3,000	3,000
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2024	45	45
Series 2023 B-2, Rev., 5.00%, 11/15/2024	125	126
Series 2023A, Rev., 5.00%, 11/15/2024	75	76
Series A, Rev., 5.00%, 11/15/2024	25	25
Series A, Rev., 5.00%, 11/15/2026	75	78
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,085
Series A, Rev., 5.00%, 11/15/2027	50	52
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017C-1, Rev., 5.00%, 11/15/2024	65	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023 A, Rev., 5.00%, 11/15/2024	100	101
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,140	1,140
Village of Farmingdale Series l, GO, BAN, 4.25%, 1/30/2025	3,475	3,481
Village of Highland Falls Series 2024A, GO, BAN, 4.00%, 9/27/2024	2,400	2,399
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,150	1,150
Warwick Valley Central School District Series 2023A, GO, BAN, 4.75%, 6/28/2024	3,765	3,766
Watertown Enlarged City School District Series 2023, GO, BAN, 4.50%, 6/27/2024	100	100
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,100	2,100
West Babylon Union Free School District Series 2017, GO, 4.00%, 8/1/2024	50	50
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	1,670	1,670
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	4,750	4,750
Total New York		328,645
North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (d)	280	282
City of Charlotte
Series 2015B, COP, 5.00%, 6/1/2024	85	85
Series 2015C, COP, 5.00%, 12/1/2024 (b)	105	106
Series 2021A, Rev., 5.00%, 7/1/2025	50	51
City of Greensboro Series 2018 B, GO, 5.00%, 10/1/2024	85	86
City of High Point Combined Water and Sewer System
Series 2014, Rev., 5.00%, 11/1/2024 (b)	50	50
Series 2019, Rev., 5.00%, 11/1/2024	50	50
City of Raleigh Series 2014B, Rev., 5.00%, 10/1/2024	50	50
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 3.00%, 6/12/2024 (d)	17,500	17,500
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (d)	825	820
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	825	820
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,780	1,735
County of Buncombe Series 2015, Rev., 5.00%, 6/1/2026	3,000	3,041
County of Guilford Series 2016 A, GO, 5.00%, 2/1/2025	20	20
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	207
County of Mecklenburg
Series 2016 A, GO, 5.00%, 9/1/2024	275	276
Series 2015B, Rev., 5.00%, 10/1/2024	265	266
Series 2017 A, GO, 5.00%, 4/1/2025	350	354
County of New Hanover Series 2017, Rev., 5.00%, 10/1/2024 (b)	160	161
County of Union Series 2017, GO, 5.00%, 9/1/2024	100	100
County of Wake Series 2014, GO, 5.00%, 9/1/2024	110	111
North Carolina Eastern Municipal Power Agency
Series 1993 B, Rev., NATL-RE, 6.00%, 1/1/2025 (b)	20	20
Series 1993 B, Rev., 6.00%, 1/1/2026 (b)	165	171
North Carolina Medical Care Commission, Duke University Health Health Series 2016 A, Rev., 5.00%, 6/1/2024	50	50
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (b)	270	274
North Carolina Municipal Power Agency No. 1 Series A, Rev., 5.00%, 1/1/2026	65	66
Orange County Public Facilities Co. Rev., 5.00%, 10/1/2026	50	52

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2025	135	137
Series 2020B, Rev., 5.00%, 5/1/2026	35	36
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025	25	25
Series 2014C, Rev., 5.00%, 5/1/2027	440	440
Series 2015, Rev., 5.00%, 3/1/2029	35	35
Total North Carolina		27,477
North Dakota — 0.0% ^
North Dakota Public Finance Authority Series 2015A, Rev., 5.00%, 10/1/2024	35	35
Ohio — 3.8%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2024	250	251
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	105
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2020A, Rev., 5.00%, 2/15/2025	160	161
Series 2020A, Rev., 5.00%, 2/15/2027	310	322
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,500	1,500
Athens City School District, Unlimited Tax Series 2023, GO, BAN, 4.75%, 6/3/2024	2,550	2,550
Bowling Green City School District, Ohio Wood County School Facilities General Obligation Unlimited Tax GO, BAN, 4.75%, 6/3/2024	1,600	1,600
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	95	96
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2024	275	275
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	2,000	2,004
City of Strongsville, Street Improvement
Series 2023, GO, BAN, 4.50%, 6/7/2024	2,060	2,060
GO, BAN, 4.75%, 6/5/2025 (f)	1,000	1,006
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	61
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	128
County of Allen Series 2017 A, Rev., 5.00%, 8/1/2027	300	313
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2017A, Rev., 5.00%, 8/1/2024	75	75
County of Cuyahoga Series 2020 D, Rev., 5.00%, 12/1/2025	50	51
County of Cuyahoga, Convention Hotel Project Series 2014, COP, 5.00%, 12/1/2028	315	315
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2016C, Rev., 5.00%, 11/1/2024	795	799
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	85	88
County of Hamilton Sewer System Series 2020 A, Rev., 5.00%, 12/1/2026	20	21
County of Hamilton, Metropolotan Sewer district of Greater Cincinnati Series 2014A, Rev., 5.00%, 12/1/2028	1,750	1,761
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	80	83
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	1,680	1,684
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	436
Dublin City School District GO, BAN, 5.00%, 12/18/2024	1,525	1,531
Gallia County Local School District Series 2014, GO, 5.00%, 11/1/2024 (b)	260	262
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (b)	150	150
Miami University
Series 2014, Rev., 5.00%, 9/1/2024	170	170
Series 2017, Rev., 5.00%, 9/1/2024	175	175
Series 2014, Rev., 5.00%, 9/3/2024	20	20

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
New Albany Plain Local School District Series 2021 A, GO, 4.00%, 12/1/2024	65	65
North Canton City School District Series 2023, GO, BAN, 4.63%, 7/23/2024	4,439	4,443
Northeast Ohio Regional Sewer District Series 2014, Rev., 5.00%, 11/15/2024 (b)	130	131
Ohio Higher Educational Facility Commission Series 2018, Rev., 5.00%, 12/1/2026	25	26
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2015A, Rev., 5.00%, 12/1/2024	50	50
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017 A, Rev., 5.00%, 11/1/2024	165	166
Ohio Higher Educational Facility Commission, Oberlin College 2017 Project Series 2017, Rev., 5.00%, 10/1/2024 (b)	40	40
Ohio State University (The)
Series 2010-D, Rev., 5.00%, 12/1/2025	25	26
Series 2021 A, Rev., 5.00%, 12/1/2026	200	208
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2025	25	25
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020 B, Rev., 5.00%, 12/1/2025	125	128
Salem City School District Series 2023, GO, BAN, 5.25%, 6/3/2024	2,750	2,750
State of Ohio
Series 2013A, GO, 5.00%, 8/1/2024	40	40
COP, 5.00%, 9/1/2024	45	45
Series 2015A, GO, 5.00%, 9/1/2024	125	125
Series 2018A, GO, 5.00%, 9/1/2024	40	40
Series 2017B, GO, 5.00%, 9/15/2024	75	75
Series 2020 B, GO, 5.00%, 9/15/2024	115	115
Series 2017 A, Rev., 4.00%, 10/1/2024	100	100
Series 2017 V, GO, 5.00%, 10/1/2024	300	301
Series 2016A, Rev., 5.00%, 2/1/2025	155	156
Series A, Rev., 5.00%, 4/1/2025	45	46
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70	71
Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Series 2016-1, Rev., 5.00%, 12/15/2025	100	102
Series 2015A, GO, 5.00%, 9/15/2026	115	119
Series 2017B, GO, 5.00%, 9/15/2026	50	52
Series 2017 V, GO, 5.00%, 10/1/2026	100	104
Series 2016 C, Rev., 5.00%, 12/1/2026	45	47
State of Ohio Department of Administrative Services COP, 5.00%, 9/1/2024	95	95
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	170	171
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.15%, 6/1/2024 (d)	15,000	15,000
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2024	45	45
State of Ohio, University Hospitals Health System, Inc. Series 2015A, Rev., VRDO, 3.25%, 6/12/2024 (d)	23,250	23,250
State of Ohio, Voting System Acquisition Project COP, 5.00%, 9/1/2026	20	21
University of Cincinnati Series 2019 A, Rev., 5.00%, 6/1/2027	85	89
Total Ohio		68,387
Oklahoma — 0.3%
Canadian County Independent School District No. 69 Mustang Series 2024 A, GO, 4.00%, 6/1/2027 (f)	1,555	1,570
City of Tulsa Series 2020, GO, 5.00%, 3/1/2025	25	25
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	140	142
Garvin County Educational Facilities Authority, Pernell Public Schools Project Rev., 4.00%, 9/1/2024	160	160
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2024	245	245

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	215	215
Series 2016 A, Rev., 5.00%, 6/1/2025	235	238
Series 2014A, Rev., 5.00%, 6/1/2026	405	405
Series 2016A, Rev., 5.00%, 6/1/2026	65	67
Series 2014A, Rev., 5.00%, 6/1/2028	30	30
Oklahoma Capitol Improvement Authority Series 2014 A, Rev., 5.00%, 7/1/2024	835	836
Oklahoma County Independent School District No. 1 Putnam City Series 2023, GO, 4.00%, 4/1/2025	25	25
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2015A, Rev., 5.00%, 8/15/2024	125	125
Oklahoma Municipal Power Authority, Power Supply System
Series A, Rev., 5.00%, 1/1/2025 (b)	85	85
Series B, Rev., 5.00%, 1/1/2025	75	76
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	67
Oklahoma Water Resources Board
Series 2020 A, Rev., 4.00%, 10/1/2024	20	20
Series 2018 A, Rev., 5.00%, 10/1/2024	35	35
Oklahoma Water Resources Board, Clean Water Program Series 2023, Rev., 5.00%, 4/1/2025	195	197
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	251
Tulsa County Industrial Authority, Sand Springs Public Schools Project Rev., 4.00%, 9/1/2024	435	435
Total Oklahoma		5,249
Oregon — 0.1%
City of Portland Sewer System, Second Lien Series 2018 A, Rev., 5.00%, 5/1/2025	40	41
County of Washington Series 2016B, GO, 5.00%, 3/1/2025	20	20
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (d)	1,135	1,136
Oregon State Lottery
Series B, Rev., 5.00%, 7/29/2024	25	25
Series 2015C, Rev., 5.00%, 4/1/2026	30	30
State of Oregon Series F, GO, 5.00%, 5/1/2028	30	31
State of Oregon Department of Transportation
Series 2014A, Rev., 5.00%, 11/15/2024 (b)	175	176
Series 2015A, Rev., 5.00%, 11/15/2024 (b)	690	694
Series A, Rev., 5.00%, 11/15/2024	50	50
Series A, Rev., 5.00%, 11/15/2026	200	208
Tri-County Metropolitan Transportation District of Oregon Series 2018 A, Rev., 5.00%, 10/1/2029	100	105
Total Oregon		2,516
Pennsylvania — 6.5%
Abington School District Series 2017, GO, 5.00%, 10/1/2024	85	85
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	92
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2027	75	80
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2024	400	400
Series 2020A, Rev., 4.00%, 6/1/2025	150	150
Series 2020B, Rev., 4.00%, 6/1/2025	210	211
Series 2020A, Rev., 5.00%, 6/1/2026	525	541
Apollo-Ridge School District Series 2019A, GO, 4.00%, 9/1/2024	450	450

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Chartiers Valley School District Series B, GO, 5.00%, 4/15/2025 (b)	60	61
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 3.00%, 9/1/2024	215	214
City of Philadelphia
Series 2017A, GO, 5.00%, 8/1/2024	740	741
Series 2019A, GO, 5.00%, 8/1/2024	560	561
Series 2019B, GO, 5.00%, 2/1/2025	150	151
Series 2019 A, GO, 5.00%, 8/1/2025	95	96
Series 2021 A, GO, 5.00%, 5/1/2026	50	51
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
Series 2019B, GO, 5.00%, 2/1/2028	40	42
City of Philadelphia, Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2024	530	532
Series 2021 C, Rev., 5.00%, 10/1/2024	220	221
Series 2017, GO, AGM, 5.00%, 8/1/2027	55	57
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	310
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	335	349
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	180	180
Rev., 5.00%, 6/1/2025	310	313
Rev., 5.00%, 6/1/2027	485	501
Rev., 5.00%, 6/1/2028	1,745	1,819
Commonwealth of Pennsylvania
Series 1ST, GO, 5.00%, 6/15/2024 (b)	40	40
Series 2016, GO, 5.00%, 9/15/2024	150	150
Series 2018A, COP, 5.00%, 7/1/2027	405	423
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2024	35	35
Series C-75, GO, 5.00%, 11/1/2025	280	286
County of Armstrong
GO, AGM, 4.00%, 6/1/2024	230	230
GO, AGM, 4.00%, 6/1/2025	240	241
County of Chester Series 2014, GO, 5.00%, 7/15/2027	55	56
County of Indiana
GO, 3.00%, 12/15/2024	430	427
GO, 3.00%, 12/15/2025	250	247
GO, 3.00%, 12/15/2026	435	424
County of Montgomery Series 2019 C, GO, 5.00%, 9/1/2024	75	75
County of Northampton Series 2019 A, GO, 5.00%, 10/1/2024	20	20
County of Somerset GO, 2.00%, 10/1/2024	300	297
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	50	53
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,370	1,461
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2024	50	50
Erie City Water Authority Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	30	30
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (d)	1,000	1,026

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group
Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.20%, 6/1/2024 (d)	23,600	23,600
Series 2014A, Rev., 5.00%, 6/1/2024	310	310
Girard School District Series B, GO, AGM, 5.00%, 11/15/2024 (b)	25	25
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network
Series 2015A, Rev., 4.00%, 1/15/2025 (b)	40	40
Series 2015A, Rev., 5.25%, 1/15/2025 (b)	310	312
Neshaminy School District Series 2023B, GO, 5.00%, 11/1/2024	100	101
Pennsylvania Economic Development Financing Authority Series 2017 A, Rev., 5.00%, 11/15/2024	85	85
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center Series 2017A, Rev., 5.00%, 11/15/2026	65	67
Pennsylvania Economic Development Financing Authority, UPMC
Series 2016, Rev., 5.00%, 3/15/2025	105	106
Series 2014A, Rev., 5.00%, 2/1/2028	20	20
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (d)	5,500	5,462
Pennsylvania Higher Educational Facilities Authority
Series AW, Rev., 5.00%, 6/15/2024	20	20
Series AQ, Rev., 5.00%, 6/15/2025	20	20
Series AT-1, Rev., 5.00%, 6/15/2025	120	122
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (b)	10	10
Series 2017 AU-2, Rev., 5.00%, 6/15/2027	40	42
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System
Series 2015, Rev., 5.00%, 8/15/2024	25	25
Series 2016 C, Rev., 5.00%, 8/15/2024	185	185
Pennsylvania State University (The)
Series B, Rev., 5.00%, 9/1/2024	215	216
Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.87%, 6/12/2024 (d)	35,000	35,000
Series A-2, Rev., 5.00%, 12/1/2024	620	624
Series 2019, Rev., 5.00%, 12/1/2025	155	158
Series A-1, Rev., 5.00%, 12/1/2025	155	157
Series 2020B, Rev., 5.00%, 12/1/2026	400	415
Series 2021 C, Rev., 5.00%, 12/1/2026	100	104
Series 2019A, Rev., 4.00%, 12/1/2027	25	25
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	102
Series 2016A-3, Rev., 5.00%, 12/1/2027	280	288
Series 2017, Rev., 5.00%, 12/1/2029	50	52
Series 2014C, Rev., 5.00%, 12/1/2030	250	251
Series 2014, Rev., 5.00%, 12/1/2031	2,600	2,609
Series 2014A, Rev., 5.00%, 12/1/2038	135	136
Series 2014C, Rev., 5.00%, 12/1/2039	4,680	4,698
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	25	26
Series B, Rev., 5.00%, 12/1/2028	485	500

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025	20	20
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2024	150	150
Series 2019, Rev., 5.00%, 10/1/2028	200	211
Philadelphia Gas Works Co. Series 13, Rev., 5.00%, 8/1/2024	75	75
Philadelphia Gas Works Co., 1998 General Ordinance
Series A-2, Rev., VRDO, LOC : TD Bank NA, 2.87%, 6/12/2024 (d)	20,300	20,300
Series 14TH, Rev., 5.00%, 10/1/2024	245	246
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	85	87
School District of Philadelphia (The)
Series 2019 A, GO, 5.00%, 9/1/2024	500	501
Series F, GO, 5.00%, 9/1/2024	535	536
Series 2019 B, GO, 5.00%, 9/1/2026	1,000	1,030
Series 2019 A, GO, 5.00%, 9/1/2028	70	73
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	175	177
Series 2017, Rev., 5.00%, 6/1/2027	80	83
Series 2017, Rev., 5.00%, 6/1/2029	20	21
Spring-Benner-Walker Joint Authority Series 2020, Rev., 4.00%, 9/1/2024	440	440
Township of East Coventry
GO, 3.00%, 12/1/2025	345	340
GO, 3.00%, 12/1/2026	275	269
Township of East Pennsboro Series 2019, GO, 4.00%, 9/1/2024	75	75
Township of Middletown Series 2019A, GO, 4.00%, 8/1/2024	115	115
Township of Radnor GO, 3.00%, 6/15/2024	145	145
Uniontown Area School District GO, 3.00%, 10/1/2024	900	896
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025	50	51
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	810	814
Wyalusing Area School District GO, 3.00%, 4/1/2026	300	293
Total Pennsylvania		116,796
Rhode Island — 0.1%
Narragansett Bay Commission Series 2014B, Rev., 5.00%, 9/1/2024 (b)	160	160
Rhode Island Commerce Corp.
Series 2020 A, Rev., 5.00%, 5/15/2028	280	295
Series 2016 B, Rev., 5.00%, 6/15/2029	20	21
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025	285	289
Series 2016B, Rev., 5.00%, 6/15/2027	90	92
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2024 (b)	350	351
Series C, Rev., 5.00%, 10/1/2024 (b)	110	111
State of Rhode Island Series B, GO, 5.00%, 11/1/2024 (b)	50	50
Total Rhode Island		1,369
South Carolina — 0.5%
Berkeley County School District Series 2013, Rev., 5.00%, 12/1/2024	95	96

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Charleston Public Facilities Corp. Series 2017A, Rev., 5.00%, 9/1/2024	100	100
City of Charleston Hospitality Tax Series 2022, Rev., 5.00%, 9/1/2024	205	206
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	5,800	5,844
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026	185	187
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027	25	25
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2024	100	100
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,308
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	40	40
Series 2015, Rev., 5.00%, 12/1/2025	225	227
Rev., 5.00%, 12/1/2027	80	81
South Carolina Public Service Authority Series 2014C, Rev., 5.00%, 12/1/2024	445	447
Total South Carolina		8,681
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017 A, Rev., 5.00%, 11/15/2026	50	52
Harrisburg School District No. 41-2 Series 2019, GO, 5.00%, 8/1/2024	50	50
South Dakota Health And Educational Facilities Authority, Sanford Obligated Group Series 2015, Rev., 5.00%, 11/1/2024	400	401
Total South Dakota		503
Tennessee — 0.5%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	30	30
City of Memphis Series 2014A, GO, 5.00%, 11/1/2024	45	45
City of Memphis Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2024	100	101
County of Hamilton Series 2018 A, GO, 5.00%, 4/1/2025	25	25
County of Montgomery Series 2017, GO, 5.00%, 4/1/2025	35	36
Knoxville's Community Development Corp. Series 2021, Rev., 4.25%, 10/1/2024	300	300
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025	90	92
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Series 2023 A, Rev., 5.00%, 7/1/2028	25	26
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc., Project Rev., 0.58%, 8/1/2024 (d)	1,150	1,142
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (d)	5,655	5,559
State of Tennessee
Series A, GO, 5.00%, 9/1/2024	25	25
Series A, GO, 5.00%, 9/1/2024 (b)	75	75
Series 2018 A, GO, 5.00%, 2/1/2025	25	25
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	356
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2014B, Rev., 5.00%, 11/1/2024 (b)	480	482
Series 2014B, Rev., 5.00%, 11/1/2024	200	201
Series A, Rev., 5.00%, 11/1/2026	65	68
Total Tennessee		8,588

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 7.5%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	26
Alamo Community College District, Maintenance Tax
GO, 5.00%, 2/15/2025	40	40
GO, 5.00%, 2/15/2027	30	31
Allen Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	90	91
Argyle Independent School District, Unlimited Tax Series 2014, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	105	105
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,220	1,226
Arlington Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 2/15/2027	25	25
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	200
Series 2018C, Rev., 5.00%, 8/1/2025	225	229
Austin Independent School District, Unlimited tax
Series A, GO, PSF-GTD, 4.00%, 8/1/2024 (b)	175	175
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2024	30	30
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	37
Austin Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,000	1,007
Birdville Independent School District, Unlimited Tax
Series 2015B, GO, PSF-GTD, 5.00%, 2/15/2025	85	86
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,710	1,726
Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	451
Board of Regents of the University of Texas System
Series 2016 D, Rev., 5.00%, 8/15/2026	300	310
Series 2021 A, Rev., 5.00%, 8/15/2027	95	100
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (d)	11,100	11,023
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., VRDO, 0.70%, 6/1/2024 (d)	3,000	3,000
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	60	60
Central Texas Regional Mobility Authority, Subordinate Lien
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	1,000	1,000
Series 2021C, Rev., BAN, 5.00%, 1/1/2027	35	36
Central Texas Turnpike System
Series C, Rev., 5.00%, 8/15/2025	1,200	1,202
Series C, Rev., 5.00%, 8/15/2026	205	205
Series C, Rev., 5.00%, 8/15/2028	20	20
City of Arlington GO, 5.00%, 8/15/2024	40	40
City of Austin
GO, 5.00%, 9/1/2024	100	100
Series 2016, GO, 5.00%, 9/1/2024	25	25
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 5/15/2025 (b)	25	25
Series 2022, Rev., 5.00%, 11/15/2026	300	311
Series 2024, Rev., 5.00%, 11/15/2028 (f)	1,000	1,068
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	50	51
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	293
City of Conroe, Limited Tax Series 2018, GO, 5.00%, 11/15/2024	45	45
City of Corpus Christi Series 2015, GO, 5.00%, 3/1/2025	100	101
City of Dallas

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2014, GO, 5.00%, 7/29/2024	375	375
Series 2015, GO, 5.00%, 2/15/2025	155	157
Series 2019A, GO, 5.00%, 2/15/2025	50	51
Series 2017, GO, 5.00%, 2/15/2026	270	277
City of Dallas Waterworks and Sewer System Series 2016 A, Rev., 5.00%, 10/1/2024	25	25
City of Denton Series 2019, GO, 5.00%, 2/15/2025	115	116
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	231
Series 2017, Rev., 5.00%, 12/1/2028	125	129
City of El Paso
Series 2015, GO, 5.00%, 8/15/2024	230	231
Series 2020A, GO, 5.00%, 8/15/2024	275	276
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	500	505
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2025	150	151
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	100	103
Series 2020A, Rev., 5.00%, 2/15/2027	165	172
City of Fort Worth, General Purpose
Series 2016, GO, 5.00%, 3/1/2025	165	167
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	65	67
City of Frisco
Series 2015A, GO, 5.00%, 2/15/2025	50	51
Series 2015A, GO, 5.00%, 2/15/2027	90	91
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	78
City of Georgetown, Utility System Series 2022, Rev., AGM, 5.00%, 8/15/2027	70	73
City of Houston Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025	50	51
Series 2018D, Rev., 5.00%, 7/1/2027	65	68
City of Houston Combined Utility System, First Lien
Series 2002 C, Rev., 5.00%, 11/15/2024	30	30
Series 2014D, Rev., 5.00%, 11/15/2024	430	432
Series 2016 B, Rev., 5.00%, 11/15/2024	70	70
Series 2017 B, Rev., 5.00%, 11/15/2024	140	141
Series 2021 A, Rev., 5.00%, 11/15/2024	55	55
Series 2015D, Rev., 5.00%, 11/15/2025	300	306
Series 2016 B, Rev., 5.00%, 11/15/2025	550	562
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000	1,034
City of Houston, Airport System, Subordinate Lien
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	30	32
City of Houston, Combined Utility System, First Lien
Series 2014 C, Rev., 5.00%, 8/8/2024	60	60
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2014D, Rev., 5.00%, 11/15/2027	20	20

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Public Improvement
Series 2017A, GO, 5.00%, 3/1/2025	135	136
Series 2019 A, GO, 5.00%, 3/1/2025	80	81
Series 2017 A, GO, 5.00%, 3/1/2026	30	31
Series 2019A, GO, 5.00%, 3/1/2027	105	109
Series 2017 A, GO, 5.00%, 3/1/2028	265	274
City of Irving Series 2017 B, GO, 5.00%, 9/15/2024	75	75
City of Lubbock Series 2016, GO, 5.00%, 2/15/2025	50	51
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	256
Series 2018, Rev., 5.00%, 4/15/2027	430	446
City of Plano
Series 2022, GO, 4.00%, 9/1/2024	1,000	1,001
Series 2016, GO, 5.00%, 9/1/2024	30	30
City of Port Arthur, Combination Tax, Certificates of Obligation Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	403
City of San Antonio, Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2025	25	25
Series 2016, Rev., 5.00%, 2/1/2025	20	20
Series 2022, Rev., 5.00%, 2/1/2025	150	151
Series 2012, Rev., 5.25%, 2/1/2025	700	707
Series 2017, Rev., 5.00%, 2/1/2026	55	56
Series 2018 A, Rev., 5.00%, 2/1/2026	565	579
Series 2016, Rev., 5.00%, 2/1/2027	1,040	1,067
Series 2018, Rev., 5.00%, 2/1/2027	360	375
City of San Antonio, General Improvement
Series 2015, GO, 5.00%, 2/1/2025 (b)	65	66
Series 2015, GO, 5.00%, 2/1/2027	35	35
GO, 5.00%, 8/1/2027	50	53
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025	75	75
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	75	76
Comal Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2026	50	50
Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	36
Conroe Independent School District, Unlimited Tax
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
Series 2014A, GO, PSF-GTD, 4.00%, 2/15/2028	80	78
Coppell Independent School District, Unlimited Tax Series 2016 D, GO, 5.00%, 8/15/2024	25	25
County of Bexar, Combination Tax Series 2014, GO, 5.00%, 6/15/2024 (b)	100	100
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	92
Series A, GO, 5.00%, 3/1/2028	95	97
County of Harris
GO, 5.00%, 8/15/2024	555	556
Series 2022A, GO, 5.00%, 10/1/2024	670	673
County of Harris Toll Road, First Lien
Series 2021, Rev., 5.00%, 8/15/2024	1,660	1,664
Series 2022A, Rev., 5.00%, 8/15/2026	20	21

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Harris Toll Road, Senior Lien Series 2016 A, Rev., 5.00%, 8/15/2026	30	31
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	20	21
County of Hays, Limited Tax Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Hays, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025 (b)	150	151
County of Hidalgo, Limited Tax Series 2019B, GO, 5.00%, 8/15/2024	35	35
County of Kaufman, Limited Tax Series 2020A, GO, 5.00%, 2/15/2025	130	131
County of Kaufman, Unlimited Tax GO, 5.00%, 2/15/2025	255	257
County of Williamson Series 2020, GO, 5.00%, 2/15/2025	35	35
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 2/15/2028	50	50
Cypress-Fairbanks Independent School District Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	175	177
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (b)	200	205
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	395	398
Series 2016, GO, 5.00%, 2/15/2028	300	312
Dallas Fort Worth International Airport
Series 2020 B, Rev., 5.00%, 11/1/2024	625	628
Series 2021B, Rev., 5.00%, 11/1/2024	175	176
Series 2023B, Rev., 5.00%, 11/1/2024	120	121
Series 2023B, Rev., 5.00%, 11/1/2025	4,000	4,078
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020 A, Rev., 5.00%, 11/1/2027	20	21
Series 2020 B, Rev., 5.00%, 11/1/2027	25	26
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,051
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,329
Dallas Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	95	95
Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	200	201
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	25	25
Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	40	40
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
Denton Independent School District Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	220	220
Duncanville Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	255	258
El Paso Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024 (b)	125	125
Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	185	188
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	223
GO, PSF-GTD, 3.00%, 8/15/2027	115	111
Fort Worth Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025	110	111
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (d)	11,255	11,182
Goose Creek Consolidated Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	205	207
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	46
Granbury Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/1/2024 (b)	280	280
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 3.46%, 6/13/2024 (c)	9,000	8,985
Series 2020C-2, Rev., 5.00%, 12/1/2024 (d)	150	151
Series 2014A, Rev., 5.00%, 12/1/2025	120	121

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	100	103
Series 2014A, Rev., 5.00%, 12/1/2027	20	20
Series 2019 A, Rev., 5.00%, 12/1/2027	20	21
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2015-1, Rev., 5.00%, 10/1/2024	140	141
Series 2019 A, Rev., 5.00%, 10/1/2024	40	40
Harris County Flood Control District Series 2019 A, Rev., 5.00%, 10/1/2024	195	196
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	695	692
Harris County-Houston Sports Authority, Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2025	75	75
Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	550	552
Harris County-Houston Sports Authority, Third Lien Series 2004A-3, Rev., NATL-RE, Zero Coupon, 11/15/2024 (b)	3,410	1,466
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (d)	175	175
Humble Independent School District
Series B, GO, PSF-GTD, 5.00%, 2/15/2025	40	40
Series 2016 C, GO, 5.00%, 2/15/2026	55	56
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Irving Independent School District, Unlimited Tax Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2025	75	76
Judson Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025	65	66
Katy Independent School District
Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	246
Series A, GO, PSF-GTD, 5.00%, 2/15/2027	50	51
Keller Independent School District
Series 2015A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	45	45
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	100	101
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	325	328
Keller Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	115	115
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,009
Killeen Independent School District Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	130	131
La Porte Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025	50	50
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	60	62
Leander Independent School District, Unlimited Tax Series 2014D, GO, PSF-GTD, Zero Coupon, 8/15/2024 (b)	7,340	3,553
Lewisville Independent School District Series 2016 B, GO, 5.00%, 8/15/2024	80	80
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	853
Lone Star College System Series 2021 A, GO, 5.00%, 2/15/2025	50	50
Lone Star College System, Limited Tax Series B, GO, 5.00%, 2/15/2025	135	136
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	245	249
Series 2023A, Rev., AGM, 5.00%, 5/15/2026	890	917
Series 2019, Rev., 5.00%, 5/15/2027	225	234
Series 2021, Rev., 5.00%, 5/15/2027	75	78
Series 2022, Rev., 5.00%, 5/15/2027	85	88
Series 2023A, Rev., AGM, 5.00%, 5/15/2027	60	62
Series 2019, Rev., 5.00%, 5/15/2028	80	84
Series 2022, Rev., 5.00%, 5/15/2028	225	236

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023, Rev., AGM, 5.00%, 5/15/2028	20	21
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	259
Manor Independent School District Series 2014, GO, PSF-GTD, 4.00%, 8/1/2024 (b)	480	480
Mansfield Independent School District Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	175	175
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Rev., 5.00%, 11/1/2024	125	125
Rev., 5.00%, 11/1/2024 (b)	400	402
Series 2014, Rev., 5.00%, 11/1/2024 (b)	355	356
Series 2015 B, Rev., 5.00%, 11/1/2024	50	50
Series 2017B, Rev., 5.00%, 11/1/2024	135	136
Series A, Rev., 5.00%, 11/1/2024	285	286
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.27%, 6/13/2024 (c)	10,000	9,996
Montgomery Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	100	101
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Series 2020A, Rev., 2.25%, 1/1/2025	315	309
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project Series 2016, Rev., 5.00%, 11/15/2024 (b)	100	102
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	130	130
Series 2016, Rev., 5.00%, 12/15/2027	75	78
Series 2016, Rev., 5.00%, 12/15/2028	140	145
Series 2016, Rev., 5.00%, 12/15/2029	125	129
North Texas Municipal Water District Water System Series 2019, Rev., 5.00%, 9/1/2024	140	140
North Texas Tollway Authority Series 2015A, Rev., 5.00%, 1/1/2026	50	50
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	185	185
Series A, Rev., 5.00%, 1/1/2025	530	532
Series 2015 B, Rev., 5.00%, 1/1/2026	75	75
Series 2016 A, Rev., 5.00%, 1/1/2028	30	31
Series A, Rev., 5.00%, 1/1/2028	200	204
Series 2015 B, Rev., 5.00%, 1/1/2029	25	25
North Texas Tollway Authority, Second Tier
Series 2021B, Rev., 5.00%, 1/1/2025	250	252
Series 2020 C, Rev., 5.00%, 1/1/2026	75	77
Series B, Rev., 5.00%, 1/1/2027	295	300
Series B, Rev., 5.00%, 1/1/2029	20	20
Northside Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 8/15/2024	65	65
Northwest Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	55	56
Pecan Grove Municipal Utility District, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	600	598
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.50%, 7/1/2026	95	97
Series 2017 A, Rev., 5.00%, 7/1/2027	80	84
Pharr San Juan Alamo Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025 (b)	895	902
Plano Independent School District, Unlimited Tax Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	25	26
Plano Public Facility Corp., K Avenue Lofts Rev., 0.65%, 12/1/2024 (d)	9,500	9,486
Port Arthur Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	30	30
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	110	111
San Antonio Water System, Junior Lien Series 2016 A, Rev., 5.00%, 5/15/2025	70	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
South Texas College
Series 2015, GO, 5.00%, 8/15/2024	320	321
Series 2015, GO, 5.00%, 8/15/2024 (b)	65	65
Southwest Higher Education Authority, Inc. Series 2017, Rev., 5.00%, 10/1/2024	100	100
State of Texas
Series 2018B-2, GO, 5.00%, 8/1/2024	25	25
Series 2014A, GO, 4.00%, 10/1/2024 (b)	140	140
Series 2014A, GO, 5.00%, 10/1/2024 (b)	145	145
Series 2014A, GO, 5.00%, 10/1/2024	65	65
Series 2015-A, GO, 5.00%, 10/1/2024	135	136
Series A, GO, 5.00%, 10/1/2024 (b)	690	693
Series 2016 A, GO, 5.00%, 4/1/2025	25	25
Series A, GO, 5.00%, 10/1/2026	165	166
Series A, GO, 5.00%, 10/1/2028	25	25
Series 2021 B, GO, 4.00%, 8/1/2029	410	410
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 6/12/2024 (d)	9,780	9,780
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.05%, 6/12/2024 (d)	4,675	4,675
State of Washington Series 2014, GO, 5.00%, 10/1/2025	535	536
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	108
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	50	51
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	2,975	3,038
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2026	30	31
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	385	407
Texas State University System Series 2017 A, Rev., 5.00%, 3/15/2026	100	103
Texas Tech University System Series 2017 A, Rev., 5.00%, 2/15/2026	110	113
Texas Transportation Commission State Highway Fund
Series 2015, Rev., 5.00%, 10/1/2024	375	377
Series 2008, Rev., 5.25%, 4/1/2025	35	36
Series 2015, Rev., 5.00%, 10/1/2026	55	57
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	90	93
Texas Water Development Board, State Water Implementation Fund
Series A, Rev., 5.00%, 10/15/2024	150	151
Series 2017 A, Rev., 5.00%, 4/15/2025	50	51
Series 2018 B, Rev., 5.00%, 4/15/2025	20	20
Series 2019 A, Rev., 5.00%, 4/15/2025	310	314
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 4.00%, 5/1/2025	300	301
GO, 4.00%, 5/1/2026	280	282
Trinity River Authority Central Regional Wastewater System Series 2019, Rev., 5.00%, 8/1/2026	100	103
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	25	26
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	225	231
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2025	50	51
Series 2016 A, Rev., 4.00%, 2/15/2026	20	20
Series 2016A, Rev., 4.00%, 2/15/2027	25	25

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2017 C, Rev., 5.00%, 2/15/2028	40	41
University of North Texas System
Series 2018 A, Rev., 5.00%, 4/15/2025	350	354
Series 2017 A, Rev., 5.00%, 4/15/2028	125	130
Waco Independent School District Series 2015, GO, PSF-GTD, 4.00%, 8/15/2024 (b)	135	135
Total Texas		135,504
Utah — 0.6%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	26
Central Utah Water Conservancy District Series 2017 B, Rev., 5.00%, 10/1/2024	90	90
County of Utah, IHC Health Services, Inc. Series 2020B-1, Rev., 5.00%, 8/1/2024 (d)	10,135	10,160
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	203
University of Utah (The) Series 2017 A, Rev., 5.00%, 8/1/2026	75	77
Utah Housing Corp., Moda Shoreline Apartments Series 2022, Rev., FHA, 4.00%, 9/1/2024 (d)	100	100
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 3.00%, 10/15/2025	125	122
Utah Transit Authority, Sales Tax Series 2015 A, Rev., 5.00%, 6/15/2025	400	406
Total Utah		11,184
Vermont — 0.0% ^
University of Vermont and State Agricultural College Series 2019 B, Rev., 5.00%, 10/1/2024	100	100
Virginia — 3.1%
Alexandria Industrial Development Authority, Alexandria Residential Care Facilities Mortgage, Goodwin House, Inc. Series 2015, Rev., 5.00%, 10/1/2024 (b)	35	35
City of Charlottesville Series 2016, GO, 4.00%, 9/1/2024	25	25
City of Hampton, Public Improvement
Series 2015A, GO, 5.00%, 9/1/2024	150	151
Series 2015B, GO, 5.00%, 9/1/2024	40	40
Series 2022A, GO, 5.00%, 9/1/2024	30	30
City of Norfolk
Series 2017 A, GO, 5.00%, 9/1/2024 (b)	105	105
Series 2017 A, GO, 5.00%, 9/1/2024	125	125
City of Richmond Series 2017 D, GO, 5.00%, 3/1/2027	30	31
County of Fairfax, Public Improvement
Series 2015C, GO, 5.00%, 10/1/2024	30	30
Series 2017 A, GO, 5.00%, 10/1/2024	20	20
Fairfax County Economic Development Authority, County Facilities Project Series 2014A, Rev., 5.00%, 10/1/2024 (b)	410	411
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.95%, 6/12/2024 (d)	26,100	26,100
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	1,500	1,533
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	50	52
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	2,160	2,220
Prince William County Industrial Development Authority Series 2020 A, Rev., 5.00%, 10/1/2024	450	452
Virginia College Building Authority
Series 2014A, Rev., 5.00%, 9/1/2024 (b)	75	75
Series 2015 D, Rev., 5.00%, 2/1/2025	70	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	550	556
Series 2015A, Rev., 5.00%, 2/1/2025	25	25
Series 2019A, Rev., 5.00%, 2/1/2025	20	20
Series A, Rev., 5.00%, 2/1/2025	20	20
Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Series 2020 A, Rev., 5.00%, 2/1/2026	260	267
Series 2017 A, Rev., 5.00%, 9/1/2027	50	53
Virginia College Building Authority Educational Facilities, 21st Century College and Equipment Programs
Series 2017 E, Rev., 5.00%, 2/1/2025	40	40
Series 2020 A, Rev., 5.00%, 2/1/2025	55	56
Series 2020 A, Rev., 5.00%, 2/1/2027	30	31
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series 2019 A, Rev., 5.00%, 9/1/2024	20	20
Series B, Rev., 5.00%, 9/1/2024	25	25
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2024	130	131
Series 2016, Rev., 5.00%, 5/15/2025	20	20
Rev., GAN, 5.00%, 9/15/2026	20	21
Virginia Public Building Authority Series 2020 B, Rev., 5.00%, 8/1/2027	25	26
Virginia Resources Authority Series 2014C, Rev., AMT, 5.00%, 11/1/2024 (b)	25	25
Virginia Resources Authority Clean Water Revolving Fund
Series 2014B, Rev., 5.00%, 10/1/2024	500	502
Series 2015, Rev., 5.00%, 10/1/2024	355	357
Virginia Resources Authority, Virginia Pooled Financing Program
Series 2014 A, Rev., 5.00%, 11/1/2024	50	50
Series 2021 B, Rev., 5.00%, 11/1/2024	170	171
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (d)	22,765	21,370
Total Virginia		55,312
Washington — 1.9%
Auburn School District No. 408 of King & Pierce Counties Series 2020, GO, 5.00%, 12/1/2025	25	26
Bellevue Convention Center Authority Series 1994, Rev., NATL - RE, Zero Coupon, 2/1/2025 (b)	8,850	8,625
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30	30
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2024	80	80
Series 2021 S 1, Rev., 5.00%, 11/1/2024	90	90
Series 2021 S 1, Rev., 5.00%, 11/1/2025	945	967
City of Seattle Municipal Light and Power
Series 2014, Rev., 5.00%, 9/1/2024 (b)	300	301
Series 2017 C, Rev., 5.00%, 9/1/2024	145	145
Series 2016B, Rev., 5.00%, 4/1/2025	45	46
Series 2018 A, Rev., 5.00%, 1/1/2026	125	128
Series 2019 B, Rev., 5.00%, 2/1/2026	70	72
County of Pierce, Limited Tax Series 2019 B, GO, 5.00%, 8/1/2024	50	50
Energy Northwest, Project 1
Series 2024 B, Rev., 5.00%, 7/1/2026	2,420	2,495
Series 2017-A, Rev., 5.00%, 7/1/2027	250	262
Series 2020 A, Rev., 5.00%, 7/1/2027	60	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2024 B, Rev., 5.00%, 7/1/2027	1,000	1,048
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,625
FYI Properties Series 2019, Rev., 5.00%, 6/1/2027	25	26
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	1,025	1,048
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022 B, GO, 5.00%, 12/1/2025	35	36
Pierce County School District No. 320 Sumner, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2025	40	41
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2025	55	55
Series 2016, Rev., 5.00%, 2/1/2026	55	56
Series 2022A, Rev., 5.00%, 8/1/2026	60	62
Series 2016, Rev., 5.00%, 2/1/2027	195	199
Series B, Rev., 5.00%, 3/1/2027	35	35
Series A, Rev., 5.00%, 5/1/2027	45	47
Series 2022A, Rev., 5.00%, 8/1/2027	250	261
Rev., 5.00%, 2/1/2028	140	143
Series B, Rev., 5.00%, 3/1/2028	80	80
Series 2022A, Rev., 5.00%, 8/1/2028	145	154
Series 2016, Rev., 5.00%, 2/1/2029	70	71
Series B, Rev., 5.00%, 3/1/2029	100	100
State of Washington Series R-2015B, GO, 5.00%, 7/1/2026	140	140
State of Washington, Federal Highway Series R-2022E, Rev., 5.00%, 9/1/2024	75	75
State of Washington, Motor Vehicle Fuel Tax Series R-2021A, GO, 5.00%, 6/1/2027	125	131
State of Washington, Various Purpose
Series R-2017A, GO, 5.00%, 8/1/2024	70	70
Series 2016C, GO, 5.00%, 2/1/2025	20	20
Series 2015B, GO, 5.00%, 2/1/2026	220	222
Series R-2018C, GO, 5.00%, 8/1/2026	50	52
Series 2020C, GO, 5.00%, 2/1/2027	30	31
Series 2021 C, GO, 5.00%, 2/1/2027	30	31
Series 2024 C, GO, 5.00%, 2/1/2027	1,320	1,374
Series 2018 A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	89
Series R-2017A, GO, 5.00%, 8/1/2027	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027	135	142
Series 2015B, GO, 5.00%, 2/1/2028	50	50
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.29%, 6/13/2024 (c)	10,350	10,354
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	150	151
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,000	1,029
Total Washington		34,511
West Virginia — 0.4%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	364
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025	20	20
Series 2017A, Rev., 5.00%, 9/1/2027	120	126
Series 2017A, Rev., 5.00%, 9/1/2028	375	393
Series 2017A, Rev., 5.00%, 9/1/2029	30	31

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — continued
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	625	628
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (d)	5,650	5,351
West Virginia Lottery Excess Lottery Series 2015A, Rev., 5.00%, 7/1/2024	50	50
West Virginia University Series 2014A, Rev., 5.00%, 10/1/2024 (b)	100	100
Total West Virginia		7,063
Wisconsin — 0.4%
City of Madison, Promissory Notes
Series 2017 A, GO, 4.00%, 10/1/2024	20	20
Series 2018 A, GO, 4.00%, 10/1/2024	80	80
City of Milwaukee, Promissory Notes Series N2, GO, 4.00%, 3/15/2025	100	100
City of Watertown, Promissory Notes GO, 3.00%, 6/1/2024	425	425
County of Dane, Promissory Notes Series 2023A, GO, 5.00%, 6/1/2027	405	424
County of Kenosha Series 2018 A, GO, 4.00%, 9/1/2024	25	25
Milwaukee Metropolitan Sewerage District Series 2017 A, GO, 5.00%, 10/1/2024	25	25
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	123
Public Finance Authority, Rose Villa Project Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	1,535	1,545
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2024	35	35
Series 2016A, GO, 5.00%, 5/1/2025 (b)	135	137
Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Series 2017 B, GO, 5.00%, 5/1/2025 (b)	85	86
Series 2016-2, GO, 5.00%, 11/1/2026	30	31
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Series 2015-1, Rev., 5.00%, 6/1/2024 (b)	345	345
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (d)	1,695	1,707
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016 A, Rev., 5.00%, 11/15/2027	365	373
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2024	100	101
Series 2019A, Rev., 5.00%, 11/15/2024	695	699
Series 2016A, Rev., 5.00%, 11/15/2026	350	358
Wisconsin Health and Educational Facilities Authority, Children's Hospital Series 2017, Rev., 5.00%, 8/15/2024	60	60
Wisconsin Health and Educational Facilities Authority, Marquette University Series 2019, Rev., 5.00%, 10/1/2024	110	110
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	145	146
Total Wisconsin		6,980
Total Municipal Bonds (Cost $1,706,858)		1,697,462

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.8%
Investment Companies — 5.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (g) (h) (Cost $104,703)	104,701	104,712
Total Investments — 100.1% (Cost $1,811,561)		1,802,174
Liabilities in Excess of Other Assets — (0.1)%		(1,411)
NET ASSETS — 100.0%		1,800,763

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,697,462	$—	$1,697,462
Short-Term Investments
Investment Companies	104,712	—	—	104,712
Total Investments in Securities	$104,712	$1,697,462	$—	$1,802,174

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$50,713	$434,614	$380,622	$3	$4	$104,712	104,701	$795	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.